UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23429
HOMESTEAD FUNDS TRUST
(Exact name of registrant as specified in charter)

4301 Wilson Boulevard
Arlington, VA 22203
(Address of principal executive offices) (zip code)
Danielle Sieverling
4301 Wilson Blvd.
Arlington, VA  22203
(Name and address of agent for service)
Copies to:
Amy Ward Pershkow, Esq.
Vedder Price P.C.
1401 New York Avenue
Washington, D.C. 20005
(Name and addresses of agent for service)
Registrant's telephone number, including area code:
800-258-3030
Date of fiscal year end:
December 31
Date of reporting period:
December 31, 2024
Item 1. Reports to Shareholders
(a) The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended.
(b) Not Applicable.
Intermediate Bond Fund
HOIBX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Intermediate Bond Fund ("Fund") for the period of January 1, 2024, to December 31, 2024.  You can find additional information about the Fund at https://www.homesteadfunds.com/fund-literature/.  You can also request this information by contacting us at 800.258.3030.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Intermediate Bond Fund	$81	0.80%
Management's Discussion of Fund Performance
The Fund returned 1.68% for the one-year period ended December 31, 2024, outperforming its benchmark index, the Bloomberg U.S. Aggregate Index, which returned 1.25%.
Key contributors to the Fund’s outperformance were its allocations to corporate bonds, particularly in the industrials and financials sectors, which performed well as credit spreads narrowed. Structured assets, including asset-backed securities (ABS) and collateralized mortgage obligations (CMOs), also contributed positively to performance.
Detracting from performance were the Fund’s underweight position in U.S. Treasuries and its allocation to mortgage-backed securities (MBS). Additionally, the benchmark does not incur transaction costs or expenses, which created a slight performance headwind.
The team continued to actively manage the Fund’s duration and sector allocation relative to the benchmark. Strategic adjustments during the year included increasing exposure to corporate bonds and ABS while reducing allocations to U.S. Treasuries and MBS, with the objective of enhancing yield and taking advantage of market opportunities amid ongoing interest rate volatility.
Fund Performance
The following graph compares the account values on December 31 of each year since the Fund's inception on May 1, 2019 of a $10,000 initial investment in the Fund and a broad-based securities market index.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception
Intermediate Bond Fund	1.68%	0.13%	0.93%
Intermediate Bond Fund—excluding sales load	1.68%	0.13%	0.93%
Bloomberg U.S. Aggregate Index	1.25%	(0.33)%	0.67%
The returns reflected in the above table and chart represent past performance, which is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares.
To obtain the most recent month-end returns, please visit https://www.homesteadfunds.com/solutions/performance-prices/ or call 800.258.3030.
Key Fund Statistics
The following table reflects important key statistics as of December 31, 2024.
Fund Net Assets	$140,604,916
Total Number of Portfolio Holdings	320
Management Fees	$810,810
Portfolio Turnover	131%
Weighted Average Maturity (Years)	8.39
Graphical Representation of Holdings
The table below reflects the investment diversification of the Fund shown as a percentage of total investments of the Fund.
Security Diversification
Corporate bonds—other	31.4%
Mortgage-backed securities	27.3%
U.S. government and agency obligations	22.9%
Asset-backed securities	8.8%
Yankee bonds	6.5%
Municipal bonds	1.1%
Corporate bonds—government guaranteed	0.0%
Short-term and other assets	2.0%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as its prospectus, financial information, holdings, statement of additional information and proxy voting information at https://www.homesteadfunds.com/fund-literature/. You can also request this information free of charge by contacting us at 800.258.3030.

Item 2. Code of Ethics

The Registrant has adopted a Senior Officer Code of Ethics, as defined in Item 2 of Form N-CSR, which applies to its principal executive officer, principal financial officer, principal accounting or controller, or persons performing similar functions. The Senior Officer Code of Ethics is available on the Registrant’s website at www.homesteadadvisers.com or without charge, upon request, by calling the Chief Compliance Officer at 1-800-258-3030. During the period covered by this report, no substantive amendments were approved or waivers were granted to the Senior Officer Code of Ethics.

Item 3. Audit Committee Financial Expert

The Registrant’s board of directors has determined that Julie H. Dellinger, member of the Registrant’s audit committee, qualifies as an audit committee financial expert, as such term is defined in Instruction 2(b) to Item 3 of Form N-CSR. Ms. Dellinger is “independent” as such term is defined in paragraph (a)(2) of ltem 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees

Fiscal Year 2023 $19,620

Fiscal Year 2024 $22,760

These fees were for professional services rendered for the audits of the financial statements of the Intermediate Bond Fund and Rural America Growth & Income Fund, including services that are normally provided in connection with the Funds' statutory and regulatory filings.

(b)  Audit-Related Fees

Fiscal Year 2023 $0

Fiscal Year 2024 $0

(c) Tax Fees

Fiscal Year 2023 $0

Fiscal Year 2024 $0

(d)  All Other Fees

Fiscal Year 2023 $0

Fiscal Year 2024 $0

(e)(1)  Audit Committee Pre-Approval Policies and Procedures

The Registrant’s audit committee is directly responsible for approving the services to be provided by the principal accountant.

(e)(2)  Percentage of Services

None of the services provided to the Registrant described in paragraphs (b)-(d) of Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2- 01 of Regulation S-X.

(f) Not applicable.

(g) Total Fees Paid By Adviser and Certain Affiliates

The National Rural Electric Cooperative Association paid the Funds' principal accountant $0 and $0 in 2024 and 2023, respectively, for consulting services. The National Rural Electric Cooperative Association is the parent company, hence a controlling entity of Homestead Advisers Corp., the investment adviser that provided ongoing services to the Registrant for each of its last two fiscal years.

(h) The Registrant’s Audit Committee considered the provision of non-audit services, which were not approved by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, that the principal accountant rendered to the National Rural Electric Cooperative Association, a controlling entity of Homestead Advisers Corp., the investment adviser that provided ongoing services to the Registrant for each of its last two fiscal years. The Audit Committee determined that these services were compatible with maintaining the principal accountant's independence

(i) Not applicable.

(j) Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a)        The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7(a) of this Form N-CSR.

 (b)        Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)  The Registrant’s Financial Statements are attached herewith.

 (b)  The Registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Financial Statements and Other Information
December 31, 2024
Our Funds
Daily Income Fund (HDIXX)
Short-Term Government Securities Fund (HOSGX)
Short-Term Bond Fund (HOSBX)
Intermediate Bond Fund (HOIBX)
Stock Index Fund (HSTIX)
Value Fund (HOVLX)
Growth Fund (HNASX)
International Equity Fund (HISIX)
Small-Company Stock Fund (HSCSX)

Notes to Financial Statements	50
Other Tax Information	62
Changes In and Disagreements with Accountants	63
Proxy Disclosures	64
Renumeration Paid to Directors, Officers, and Others	65
Basis for the Board's Approval of Investment Advisory Contract	66
Appendix — S&P 500 Index Master Portfolio	71

Past performance does not guarantee future results.
Investors are advised to consider fund objectives, risks, charges and expenses before investing. The prospectus contains this and other information and should be read carefully before you invest. To obtain a prospectus, call 800.258.3030 or download a PDF at homesteadfunds.com.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Homestead Funds, Inc. and the Board of Trustees of Homestead Funds Trust and Shareholders of Daily Income Fund, Short-Term Government Securities Fund, Short-Term Bond Fund, Stock Index Fund, Value Fund, Growth Fund, International Equity Fund, Small-Company Stock Fund, and Intermediate Bond Fund.
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of each of the funds listed in the table below (constituting Homestead Funds, Inc. and Homestead Funds Trust respectively) (hereafter collectively referred to as the "Funds") as of December 31, 2024 the related statements of operations for the year ended December 31, 2024, the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of December 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2024 and each of the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Fund
Daily Income Fund
Short-Term Government Securities Fund
Short-Term Bond Fund
Stock Index Fund
Value Fund
Growth Fund
International Equity Fund
Small-Company Stock Fund
Intermediate Bond Fund
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, accounting agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Washington, DC
February 28, 2025
We have served as the auditor of one or more investment companies in the Homestead Funds group of investment companies since 2001.
Report of Independent Registered Public Accounting Firm

Portfolio of Investments
Daily Income Fund  |  December 31, 2024

U.S. Government & Agency Obligations | 70.3% of portfolio
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Federal Farm Credit Bank	4.36%(a)	03/07/25	$2,000,000	$2,000,000
Federal Farm Credit Bank	4.31(a)	05/13/25	2,000,000	2,000,000
Federal Farm Credit Bank	4.39(a)	05/28/25	500,000	500,000
Federal Farm Credit Bank	4.39(a)	05/30/25	1,000,000	1,000,000
Federal Farm Credit Bank	4.32(a)	07/18/25	1,000,000	1,000,000
Federal Farm Credit Bank	4.40(a)	08/13/25	750,000	750,000
Federal Farm Credit Bank	4.41(a)	08/22/25	500,000	500,000
Federal Farm Credit Bank	4.43(a)	11/28/25	500,000	500,000
Federal Farm Credit Bank	4.43(a)	12/01/25	500,000	500,000
Federal Farm Credit Bank	4.42(a)	12/15/25	1,000,000	1,000,000
Federal Farm Credit Bank	4.42(a)	01/12/26	500,000	500,000
Federal Farm Credit Bank	4.42(a)	01/29/26	500,000	500,000
Federal Farm Credit Bank	4.36(a)	02/02/26	1,500,000	1,500,000
Federal Farm Credit Bank	4.36(a)	02/12/26	1,000,000	1,000,000
Federal Farm Credit Bank	4.39(a)	03/12/26	1,000,000	1,000,000
Federal Farm Credit Bank	4.36(a)	05/21/26	500,000	500,000
Federal Farm Credit Bank	4.37(a)	06/03/26	1,000,000	1,000,000
Federal Farm Credit Bank	4.41(a)	08/26/26	500,000	500,000
Federal Farm Credit Bank	4.41(a)	09/04/26	2,000,000	2,000,000
Federal Farm Credit Bank	4.41(a)	09/09/26	250,000	250,000
Federal Farm Credit Bank	4.40(a)	10/06/26	2,000,000	2,000,000
Federal Farm Credit Bank	4.41(a)	10/15/26	1,000,000	1,000,000
Federal Farm Credit Bank	4.41(a)	11/18/26	1,500,000	1,500,000
Federal Farm Credit Bank	4.41(a)	12/02/26	500,000	500,000
Federal Farm Credit Bank	4.41(a)	12/09/26	500,000	500,000
Federal Farm Credit Bank	4.41(a)	12/30/26	500,000	500,000
Federal Home Loan Bank	4.79(a)	01/03/25	1,300,000	1,300,000
Federal Home Loan Bank	5.00	02/10/25	1,000,000	994,711
Federal Home Loan Bank	4.40(a)	03/24/25	1,200,000	1,199,973
Federal Home Loan Bank	4.29	06/16/25	2,000,000	1,961,820
Federal Home Loan Bank	4.41(a)	07/24/25	1,000,000	1,000,000
Federal Home Loan Bank	4.43(a)	08/08/25	770,000	769,966
Federal Home Loan Bank	4.41(a)	08/22/25	500,000	500,000
Federal Home Loan Bank	4.35(a)	09/19/25	1,000,000	1,000,000
Federal Home Loan Bank	4.42(a)	12/08/25	2,000,000	2,000,000
Federal Home Loan Bank	4.42(a)	12/11/25	750,000	750,000
Federal Home Loan Bank	4.46(a)	01/14/26	500,000	500,000
Federal Home Loan Bank	4.40(a)	02/09/26	500,000	500,000
Federal Home Loan Bank	4.37(a)	05/13/26	500,000	500,000
Federal Home Loan Bank	4.41(a)	09/24/26	1,000,000	1,000,000
Federal Home Loan Mortgage Corp.	4.37(a)	02/09/26	1,500,000	1,500,000
Federal Home Loan Mortgage Corp.	4.41(a)	09/04/26	500,000	500,000
Federal Home Loan Mortgage Corp.	4.41(a)	10/29/26	500,000	500,000
Federal National Mortgage Assoc.	4.37(a)	06/18/26	500,000	500,000
Federal National Mortgage Assoc.	4.41(a)	08/21/26	1,500,000	1,500,000
Federal National Mortgage Assoc.	4.41(a)	09/11/26	500,000	500,000
Federal National Mortgage Assoc.	4.41(a)	10/23/26	1,500,000	1,500,000
Federal National Mortgage Assoc.	4.41(a)	12/11/26	500,000	500,000
U.S. Treasury Bill	4.33	01/02/25	13,000,000	12,998,348
U.S. Treasury Bill	4.26	01/07/25	10,000,000	9,992,598
U.S. Treasury Bill	5.29	01/09/25	2,000,000	1,997,742
U.S. Treasury Bill	4.24	01/14/25	12,500,000	12,480,046
U.S. Treasury Bill	5.18	01/16/25	1,500,000	1,496,884
U.S. Treasury Bill	4.98	01/23/25	3,500,000	3,489,840
U.S. Treasury Bill	4.30	01/28/25	6,000,000	5,979,801
U.S. Treasury Bill	5.13	01/30/25	3,000,000	2,988,086
U.S. Treasury Bill	4.36	02/06/25	2,000,000	1,991,137
Portfolio of Investments	The accompanying notes are an integral part of these financial statements.

Portfolio of Investments  |  Daily Income Fund  |  December 31, 2024  |  (Continued)
U.S. Government & Agency Obligations | 70.3% of portfolio (Continued)
	Interest Rate / Yield	Maturity Date	Face Amount	Value
U.S. Treasury Bill	4.33%	02/11/25	$2,000,000	$1,990,314
U.S. Treasury Bill	4.30	02/13/25	10,500,000	10,445,477
U.S. Treasury Bill	4.97	02/20/25	2,000,000	1,986,750
U.S. Treasury Bill	4.87	02/27/25	5,000,000	4,962,910
U.S. Treasury Bill	4.30	03/06/25	3,500,000	3,471,858
U.S. Treasury Bill	4.70	03/13/25	1,000,000	991,066
U.S. Treasury Bill	4.30	03/18/25	2,000,000	1,981,536
U.S. Treasury Bill	4.71	03/20/25	1,750,000	1,732,848
U.S. Treasury Bill	4.42	03/27/25	1,000,000	989,918
U.S. Treasury Bill	4.30	04/03/25	3,000,000	2,967,746
U.S. Treasury Bill	4.34	04/08/25	7,000,000	6,919,591
U.S. Treasury Bill	4.32	04/10/25	1,500,000	1,482,242
U.S. Treasury Bill	4.31	04/17/25	2,006,000	1,977,375
U.S. Treasury Bill	4.28	05/01/25	1,000,000	985,583
U.S. Treasury Bill	4.28	05/08/25	1,000,000	984,972
U.S. Treasury Bill	5.19	05/15/25	500,000	490,821
U.S. Treasury Bill	4.29	05/29/25	1,000,000	982,158
U.S. Treasury Bill	5.02	07/10/25	1,500,000	1,462,198
U.S. Treasury Bill	4.23	10/02/25	5,000,000	4,849,833
U.S. Treasury Bill	4.24	10/30/25	2,500,000	2,414,074
U.S. Treasury Bill	4.21	11/28/25	750,000	721,106
U.S. Treasury Note	4.45(a)	01/31/25	3,000,000	2,999,898
U.S. Treasury Note	0.25	09/30/25	2,500,000	2,426,976
Total U.S. Government & Agency Obligations
(Cost $159,108,202)				159,108,202
Money Market Fund | 16.4% of portfolio
			Shares
State Street Institutional U.S. Government Money Market Fund Premier Class	4.43(b)		37,037,412	37,037,412
Total Money Market Fund
(Cost $37,037,412)				37,037,412
Repurchase Agreements | 13.3%
			Face Amount
Credit Agricole Corporate & Investment Bank SA, dated 12/31/24, repurchase value $10,008,556 (collateralized by U.S. Treasury obligations at $10,118,942, 2.25%, 08/15/2027)	4.40	01/07/25	10,000,000	10,000,000
ING Financial Markets LLC, dated 12/31/24, repurchase value $10,008,556 (collateralized by domestic agency mortgage-backed securities at $10,178,339, 2.00%, 07/01/2051)	4.40	01/07/25	10,000,000	10,000,000
Toronto-Dominion Bank, dated 12/26/24, repurchase value $10,008,847 (collateralized by U.S. Treasury obligations at $10,157,748, 1.50%-4.25%, 11/30/2026-02/15/2030)	4.55	01/02/25	10,000,000	10,000,000
Total Repurchase Agreements (Cost $30,000,000)				30,000,000
Total Investments in Securities
(Cost $226,145,614) | 100.0%				$226,145,614
(a)	Variable coupon rate as of December 31, 2024.
(b)	7-day yield at December 31, 2024.
SA -Sociedad Anonima or Societe Anonyme
The accompanying notes are an integral part of these financial statements.	Portfolio of Investments

Portfolio of Investments  |  Daily Income Fund  |  December 31, 2024  |  (Continued)
LLC -Limited Liability Company
Portfolio of Investments	The accompanying notes are an integral part of these financial statements.

Portfolio of Investments
Short-Term Government Securities Fund  |  December 31, 2024

U.S. Government & Agency Obligations | 56.9% of portfolio
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Export-Import Bank of the U.S.	2.54%	07/13/25	$36,009	$35,790
Export-Import Bank of the U.S.	2.63	04/29/26	62,500	61,481
Export-Import Bank of the U.S.	2.33	01/14/27	101,250	96,094
Export-Import Bank of the U.S.	2.37	03/19/27	274,937	265,807
Federal Farm Credit Banks Funding Corp.	2.25	01/14/30	150,000	134,414
U.S. Department of Housing & Urban Development	5.77	08/01/26	46,000	46,045
U.S. International Development Finance Corp.	0.00(a)	07/17/25	1,000,000	1,005,004
U.S. International Development Finance Corp.	0.00(a)	01/17/26	700,000	764,812
U.S. International Development Finance Corp.	1.11	05/15/29	642,857	593,633
U.S. International Development Finance Corp.	2.36	10/15/29	1,219,723	1,148,241
U.S. International Development Finance Corp.	1.05	10/15/29	1,219,723	1,110,372
U.S. International Development Finance Corp.	1.24	08/15/31	1,094,594	975,484
U.S. Treasury Note	4.25	11/30/26	4,970,000	4,969,012
U.S. Treasury Note	4.13	11/15/27	14,285,000	14,221,966
U.S. Treasury Note	4.13	11/30/29	7,105,000	7,024,279
Total U.S. Government & Agency Obligations
(Cost $32,909,602)				32,452,434

Mortgage-Backed Securities | 25.8% of portfolio

GNMA 14-125	2.90(b)	11/16/54	750,000	659,925
GNMA 21-8	1.00	01/20/50	446,395	338,747
GNMA 22-177	5.00	05/20/48	1,111,511	1,116,832
GNMA 23-128	5.75	08/20/47	482,308	484,626
GNMA 23-22EA	5.00	09/20/49	577,494	576,902
GNMA 23-22EC	5.00	01/20/51	468,166	468,110
GNMA 23-4	5.00	07/20/49	350,102	349,621
GNMA 23-59	5.00	11/20/41	394,322	394,612
GNMA 23-84KA	5.50	06/20/42	221,025	222,032
GNMA 24-1	5.50	08/20/48	610,998	612,979
GNMA 24-103	4.50	06/20/54	732,163	703,107
GNMA 24-11	5.00	09/20/50	414,146	411,891
GNMA 24-110	4.50	07/20/50	741,728	727,437
GNMA 24-111	5.00	08/20/51	477,933	473,268
GNMA 24-43	5.50	08/20/48	894,928	897,036
GNMA 24-51	5.00	04/20/62	211,703	211,614
GNMA 24-59	5.50	01/20/51	590,831	590,412
GNMA 24-79	4.00	01/20/49	917,428	888,285
GNMA 786428	4.00	06/20/52	930,554	846,122
GNMA 786576	4.50	09/20/52	186,317	174,374
GNMA 787194	7.50	12/20/53	122,093	125,893
GNMA 787238	7.50	02/20/54	366,900	378,321
GNMA 787291	7.50	03/20/54	747,424	770,691
GNMA 787343	7.50	04/20/54	553,377	570,603
GNMA CK0445	4.00	02/15/52	298,712	276,711
GNMA CV1215	7.00	07/20/53	63,678	65,245
GNMA CW8493	8.00	11/20/53	18,707	19,202
GNMA CW8495	7.50	11/20/53	106,014	109,291
GNMA CZ5438	7.00	01/20/54	151,255	155,039
GNMA II POOL 786948	7.00	09/20/53	97,657	100,118
GNMA MA8017	2.50	05/20/37	523,492	473,765
GNMA MA8880	6.00	05/20/53	73,536	74,482
GNMA MA8917	5.00	06/20/38	405,499	403,011
Total Mortgage-Backed Securities
(Cost $14,807,426)				14,670,304

The accompanying notes are an integral part of these financial statements.	Portfolio of Investments

Portfolio of Investments  |  Short-Term Government Securities Fund  |  December 31, 2024  |
(Continued)
Corporate Bonds Guaranteed by Export-Import Bank of the United States | 7.5% of portfolio
	Interest Rate /Yield	Maturity Date	Face Amount	Value
Consumer Discretionary | Less than 0.1%
Ethiopian Leasing (2012) LLC	2.68%	07/30/25	$14,625	$14,536
Total Consumer Discretionary				14,536
Energy | 4.2%
Petroleos Mexicanos	2.38	04/15/25	81,050	79,799
Petroleos Mexicanos	2.46	12/15/25	173,500	166,801
Reliance Industries Ltd.	2.06	01/15/26	811,200	799,354
Reliance Industries Ltd.	1.87	01/15/26	1,045,263	1,029,010
Reliance Industries Ltd.	2.44	01/15/26	328,421	324,376
Total Energy				2,399,340
Financials | 3.3%
CES MU2 LLC	1.99	05/13/27	840,604	807,027
Durrah MSN 35603	1.68	01/22/25	47,708	47,624
Export Lease Eleven Co. LLC	5.13(b)	07/30/25	14,480	14,494
HNA 2015 LLC	2.29	06/30/27	123,648	118,873
HNA 2015 LLC	2.37	09/18/27	76,143	72,967
KE Export Leasing 2013-A LLC	5.03(b)	02/25/25	157,102	157,170
Lulwa Ltd.	1.89	02/15/25	95,476	95,123
Lulwa Ltd.	1.83	03/26/25	30,141	29,952
Penta Aircraft Leasing 2013 LLC	1.69	04/29/25	89,224	88,620
Rimon LLC	2.45	11/01/25	45,000	44,542
Salmon River Export LLC	2.19	09/15/26	233,209	227,107
Sandalwood 2013 LLC	2.84	07/10/25	57,519	57,261
Sandalwood 2013 LLC	2.82	02/12/26	108,253	106,749
Total Financials				1,867,509
Total Corporate Bonds Guaranteed by Export-Import Bank of the United States
(Cost $4,380,525)				4,281,385

Corporate Bonds–Other | 4.1% of portfolio

Consumer Discretionary | 0.2%
United Airlines 2019-2AA PT	2.70	05/01/32	156,483	138,267
Total Consumer Discretionary				138,267
Financials | 2.2%
American Express Co.	5.10(b)	02/16/28	200,000	201,154
Athene Global Funding (c)	5.52	03/25/27	200,000	202,315
Blue Owl Credit Income Corp.	3.13	09/23/26	250,000	239,774
Discover Bank	4.65	09/13/28	250,000	244,835
Goldman Sachs Bank USA	5.41(b)	05/21/27	250,000	251,950
J.P. Morgan Chase & Co.	1.04(b)	02/04/27	100,000	96,074
Total Financials				1,236,102
Information Technology | 0.4%
Amphenol Corp.	4.75	03/30/26	200,000	200,115
Total Information Technology				200,115
Portfolio of Investments	The accompanying notes are an integral part of these financial statements.

Portfolio of Investments  |  Short-Term Government Securities Fund  |  December 31, 2024  |
(Continued)
Corporate Bonds–Other | 4.1% of portfolio (Continued)
	Interest Rate /Yield	Maturity Date	Face Amount	Value
Real Estate | 0.4%
Realty Income Corp.	2.10%	03/15/28	$250,000	$229,763
Total Real Estate				229,763
Utilities | 0.9%
American Water Capital Corp.	2.80	05/01/30	200,000	179,583
Metropolitan Edison Co. (c)	5.20	04/01/28	150,000	150,714
PacifiCorp	5.10	02/15/29	200,000	201,428
Total Utilities				531,725
Total Corporate Bonds–Other
(Cost $2,333,165)				2,335,972
Asset-Backed Securities | 3.3% of portfolio

Chase Auto Owner Trust 24-2A (c)	5.52	06/25/29	150,000	152,311
Frontier Issuer 23-1A (c)	6.60	08/20/53	450,000	458,002
GLS Auto Select Receivables Trust 24-1A (c)	5.24	03/15/30	187,244	188,184
Gracie Point International Funding 23-2A (c)	7.18(b)	03/01/27	28,438	28,498
LAD Auto Receivables Trust 23-2 (c)	5.93	06/15/27	21,927	21,982
Oasis Securitisation 23-1A (c)	7.00	02/15/35	63,524	63,629
Santander Drive Auto Receivables Trust 22-5	4.43	03/15/27	39,563	39,542
Santander Drive Auto Receivables Trust 28	5.25	04/17/28	100,000	100,437
Subway Funding LLC 24-1A (c)	6.03	07/30/54	150,000	151,826
T-Mobile US Trust 22-1A (c)	4.91	05/22/28	113,966	114,088
Tricon Residential 24-SFR4 (c)	4.30	11/17/41	100,000	96,366
Volkswagen Auto Loan Enhanced Trust 24-1	4.63	07/20/29	150,000	150,314
Westgate Resorts 22-1A (c)	2.29	08/20/36	83,429	81,608
Westlake Automobile Receivables Trust 24-1A (c)	5.55	11/15/27	250,000	252,052
Total Asset-Backed Securities
(Cost $1,867,139)				1,898,839
Money Market Fund | 2.4% of portfolio
			Shares
State Street Institutional U.S. Government Money Market Fund Premier Class	4.43(d)		1,370,161	1,370,161
Total Money Market Fund
(Cost $1,370,161)				1,370,161
Total Investments in Securities
(Cost $57,668,018) | 100.0%				$57,009,095
(a)	Zero coupon rate, purchased at a discount.
(b)	Variable coupon rate as of December 31, 2024.
(c)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. The securities have been determined to be liquid under criteria established by the Fund's Board of Directors. The total of such securities at period-end amounts to $1,961,575 and represents 3.4% of total investments.
(d)	7-day yield at December 31, 2024.
LLC -Limited Liability Company
The accompanying notes are an integral part of these financial statements.	Portfolio of Investments

Portfolio of Investments
Short-Term Bond Fund  |  December 31, 2024

Corporate Bonds–Other | 34.3% of portfolio
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Communication Services | 0.5%
Comcast Corp.	4.55%	01/15/29	$500,000	$495,067
Sprint Spectrum Co. LLC (a)	4.74	03/20/25	125,000	124,929
Warnermedia Holdings Inc.	3.76	03/15/27	1,355,000	1,305,449
Total Communication Services				1,925,445
Consumer Discretionary | 6.4%
BMW US Capital LLC (a)	4.65	08/13/26	1,910,000	1,910,719
BMW US Capital LLC (a)	4.60	08/13/27	2,195,000	2,184,037
Daimler Trucks Financial N.A. LLC (a)	5.15	01/16/26	1,000,000	1,003,268
Daimler Trucks Financial N.A. LLC (a)	5.00	01/15/27	915,000	917,061
Daimler Trucks Financial N.A. LLC (a)	5.13	09/25/27	1,110,000	1,116,488
Daimler Trucks Financial N.A. LLC (a)	5.13	09/25/29	890,000	892,832
Ford Motor Credit Co. LLC	4.27	01/09/27	915,000	896,230
Ford Motor Credit Co. LLC	2.90	02/10/29	883,000	790,777
Hyundai Capital America (a)	5.50	03/30/26	1,365,000	1,373,507
Hyundai Capital America (a)	5.30	03/19/27	745,000	750,870
Hyundai Capital America (a)	4.30	09/24/27	1,160,000	1,141,061
Hyundai Capital America (a)	5.60	03/30/28	1,035,000	1,047,755
Hyundai Capital America (a)	5.35	03/19/29	465,000	467,451
Hyundai Capital America (a)	5.80	04/01/30	1,360,000	1,388,173
Nissan Motor Acceptance Corp. (a)	2.45	09/15/28	1,365,000	1,211,224
Ross Stores Inc.	0.88	04/15/26	1,730,000	1,647,285
Toyota Motor Credit Corp.	4.55	08/09/29	440,000	434,618
United Airlines 2019-2AA PT	2.70	05/01/32	3,074,897	2,716,946
US Airways 2012 2A PTT	4.63	06/03/25	861,661	858,786
US Airways 2013 1A PTT	3.95	11/15/25	1,903,567	1,884,387
Volkswagen Group of America Finance LLC (a)	4.90	08/14/26	440,000	438,224
Volkswagen Group of America Finance LLC (a)	5.30	03/22/27	930,000	930,932
Volkswagen Group of America Finance LLC (a)	4.85	08/15/27	440,000	435,460
Volkswagen Group of America Finance LLC (a)	5.25	03/22/29	1,395,000	1,379,713
Total Consumer Discretionary				27,817,804
Consumer Staples | 2.5%
7-Eleven, Inc. (a)	0.95	02/10/26	800,000	765,099
Altria Group Inc.	6.20	11/01/28	1,395,000	1,449,888
Bimbo Bakeries USA Inc. (a)	6.05	01/15/29	695,000	709,400
JBS USA Food Co.	2.50	01/15/27	3,364,000	3,194,837
Philip Morris International Inc.	4.75	02/12/27	1,195,000	1,197,652
Philip Morris International Inc.	5.13	11/17/27	805,000	814,684
Philip Morris International Inc.	4.88	02/15/28	1,060,000	1,062,547
Philip Morris International Inc.	1.75	11/01/30	1,820,000	1,520,230
Total Consumer Staples				10,714,337
Energy | 1.2%
Cheniere Corpus Christi Holdings LLC	5.13	06/30/27	2,000,000	2,010,731
Phillips 66 Co.	1.30	02/15/26	1,500,000	1,445,234
Phillips 66 Co.	4.95	12/01/27	1,780,000	1,794,506
Total Energy				5,250,471
Financials | 15.1%
American Express Co.	5.10(b)	02/16/28	1,750,000	1,760,094
Antares Holdings LP (a)	3.95	07/15/26	335,000	325,141
Antares Holdings LP (a)	2.75	01/15/27	1,000,000	937,239
Portfolio of Investments	The accompanying notes are an integral part of these financial statements.

Portfolio of Investments  |  Short-Term Bond Fund  |  December 31, 2024  |  (Continued)
Corporate Bonds–Other | 34.3% of portfolio (Continued)
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Financials | 15.1% (Continued)
Athene Global Funding (a)	5.62%	05/08/26	$890,000	$898,073
Athene Global Funding (a)	5.52	03/25/27	1,960,000	1,982,691
Athene Global Funding (a)	5.58	01/09/29	805,000	814,165
Bank of America Corp.	4.95(b)	07/22/28	1,955,000	1,959,112
Bank of America Corp.	6.20(b)	11/10/28	565,000	584,952
Blue Owl Capital Corp. III	3.13	04/13/27	888,000	837,998
Blue Owl Credit Income Corp.	3.13	09/23/26	2,135,000	2,047,667
Blue Owl Credit Income Corp. (a)	5.80	03/15/30	1,300,000	1,280,380
Citigroup Inc.	7.00	12/01/25	2,000,000	2,034,392
Citigroup Inc.	5.17(b)	02/13/30	2,290,000	2,288,258
CNO Global Funding (a)	4.95	09/09/29	440,000	436,076
Discover Bank	4.65	09/13/28	1,110,000	1,087,069
F&G Global Funding (a)	1.75	06/30/26	2,500,000	2,379,008
Fifth Third Bancorp	6.34(b)	07/27/29	1,000,000	1,037,488
GA Global Funding Trust (a)	2.25	01/06/27	2,370,000	2,242,778
Goldman Sachs Bank USA	5.41(b)	05/21/27	1,230,000	1,239,592
Goldman Sachs Group, Inc.	2.64(b)	02/24/28	930,000	886,998
Goldman Sachs Group, Inc.	3.62(b)	03/15/28	2,857,000	2,778,240
Goldman Sachs Group, Inc.	5.73(b)	04/25/30	1,340,000	1,367,615
J.P. Morgan Chase & Co.	1.04(b)	02/04/27	910,000	874,273
J.P. Morgan Chase & Co.	5.04(b)	01/23/28	915,000	918,390
J.P. Morgan Chase & Co.	5.57(b)	04/22/28	2,235,000	2,272,962
J.P. Morgan Chase & Co.	4.85(b)	07/25/28	890,000	889,709
J.P. Morgan Chase & Co.	6.09(b)	10/23/29	820,000	850,538
M&T Bank Corp.	4.83(b)	01/16/29	440,000	438,122
M&T Bank Corp.	7.41(b)	10/30/29	1,800,000	1,929,490
Manufacturers and Traders Trust Co.	4.65	01/27/26	1,040,000	1,037,171
Morgan Stanley	1.51(b)	07/20/27	865,000	822,049
Morgan Stanley	5.45(b)	07/20/29	1,390,000	1,405,529
Morgan Stanley Bank N.A.	4.95(b)	01/14/28	3,435,000	3,439,937
Morgan Stanley Direct Lending Fund (a)	6.15	05/17/29	445,000	447,486
Owl Rock Technology Finance Corp.	2.50	01/15/27	632,000	592,720
Pacific Life Global Funding II (a)	5.50	07/18/28	1,385,000	1,409,056
PNC Financial Services Group Inc. (The)	5.30(b)	01/21/28	1,380,000	1,391,833
PNC Financial Services Group Inc. (The)	5.58(b)	06/12/29	465,000	473,117
Principal Life Global Funding II (a)	5.00	01/16/27	915,000	919,920
Regions Financial Corp.	5.72(b)	06/06/30	1,090,000	1,105,077
RGA Global Funding (a)	6.00	11/21/28	1,136,000	1,171,280
Santander Holdings USA, Inc.	2.49(b)	01/06/28	1,000,000	948,372
Santander Holdings USA, Inc.	6.50(b)	03/09/29	460,000	472,662
SCE Recovery Funding LLC	0.86	11/15/31	1,266,915	1,106,695
Truist Financial Corp.	6.05(b)	06/08/27	925,000	940,218
Truist Financial Corp.	5.44(b)	01/24/30	2,440,000	2,461,536
Wells Fargo & Co.	3.53(b)	03/24/28	915,000	887,485
Wells Fargo & Co.	5.71(b)	04/22/28	1,105,000	1,123,176
Wells Fargo & Co.	4.81(b)	07/25/28	2,140,000	2,132,409
Wells Fargo & Co.	6.30(b)	10/23/29	465,000	483,917
Wells Fargo & Co.	2.57(b)	02/11/31	1,421,000	1,253,155
Total Financials				65,403,310
Health Care | 1.1%
AbbVie Inc.	4.80	03/15/29	455,000	454,656
AstraZeneca Finance LLC	4.85	02/26/29	1,365,000	1,367,809
Bayer US Finance LLC (a)	6.25	01/21/29	1,144,000	1,166,987
Pfizer Investment Enterprises Pte Ltd.	4.45	05/19/28	885,000	877,224
The accompanying notes are an integral part of these financial statements.	Portfolio of Investments

Portfolio of Investments  |  Short-Term Bond Fund  |  December 31, 2024  |  (Continued)
Corporate Bonds–Other | 34.3% of portfolio (Continued)
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Health Care | 1.1% (Continued)
Solventum Corp. (a)	5.40%	03/01/29	$915,000	$917,300
Total Health Care				4,783,976
Industrials | 3.0%
Air Lease Corp.	5.30	06/25/26	445,000	447,839
American Airlines Group Inc.	3.60	03/22/29	2,332,508	2,252,923
American Airlines Group Inc.	3.95	01/11/32	820,000	758,151
BNSF Railway Co. (a)	3.44	06/16/28	706,299	671,405
Boeing Co. (The)	2.20	02/04/26	1,900,000	1,842,602
Boeing Co. (The)	6.26	05/01/27	225,000	230,352
Boeing Co. (The)	6.30	05/01/29	225,000	233,228
Delta Air Lines, Inc. (a)	7.00	05/01/25	965,000	969,080
ERAC USA Finance LLC (a)	4.60	05/01/28	925,000	918,737
Federal Express Corp. 20-1	1.88	02/20/34	1,995,932	1,658,589
John Deere Capital Corp.	4.95	07/14/28	915,000	923,808
Regal Rexnord Corp.	6.05	02/15/26	370,000	373,336
Regal Rexnord Corp.	6.05	04/15/28	460,000	467,875
United Rentals (North America) Inc. (a)	6.00	12/15/29	1,105,000	1,114,810
Total Industrials				12,862,735
Information Technology | 0.4%
Amphenol Corp.	4.75	03/30/26	935,000	935,538
Avnet Inc.	6.25	03/15/28	610,000	626,432
Total Information Technology				1,561,970
Materials | 0.5%
Celanese US Holdings LLC	6.17	07/15/27	1,330,000	1,349,820
Newmont Corp.	5.30	03/15/26	1,000,000	1,007,039
Total Materials				2,356,859
Real Estate | 0.5%
Extra Space Storage LP	5.70	04/01/28	460,000	469,593
Realty Income Corp.	2.10	03/15/28	1,998,000	1,836,266
Total Real Estate				2,305,859
Utilities | 3.1%
American Water Capital Corp.	2.80	05/01/30	2,830,000	2,541,100
CenterPoint Energy Houston Electric LLC	5.20	10/01/28	1,850,000	1,872,468
Consumers Energy Co.	4.60	05/30/29	456,000	451,771
Florida Power & Light Co.	5.05	04/01/28	625,000	630,999
Metropolitan Edison Co. (a)	5.20	04/01/28	1,330,000	1,336,328
OGE Energy Corp.	5.45	05/15/29	445,000	452,280
Pacific Gas & Electric Co.	4.55	07/01/30	1,390,000	1,345,246
PacifiCorp	5.10	02/15/29	2,305,000	2,321,462
San Diego Gas & Electric Co.	4.95	08/15/28	1,400,000	1,406,128
Southern California Edison Co.	5.30	03/01/28	440,000	445,033
Wisconsin Electric Power Co.	5.00	05/15/29	445,000	448,115
Total Utilities				13,250,930
Total Corporate Bonds–Other
(Cost $148,671,170)				148,233,696

Portfolio of Investments	The accompanying notes are an integral part of these financial statements.

Portfolio of Investments  |  Short-Term Bond Fund  |  December 31, 2024  |  (Continued)
U.S. Government & Agency Obligations | 30.1% of portfolio
	Interest Rate /Yield	Maturity Date	Face Amount	Value
Federal Farm Credit Banks Funding Corp.	2.25%	01/14/30	$1,423,000	$1,275,141
U.S. International Development Finance Corp.	0.67(c)	04/23/29	1,230,000	1,249,744
U.S. International Development Finance Corp.	2.36	10/15/29	515,333	485,132
U.S. International Development Finance Corp.	1.05	10/15/29	740,982	674,551
U.S. Treasury Note	4.25	11/30/26	36,045,000	36,037,833
U.S. Treasury Note	4.13	11/15/27	45,626,000	45,424,672
U.S. Treasury Note	4.00	12/15/27	25,250,000	25,055,813
U.S. Treasury Note	4.13	11/30/29	19,899,000	19,672,923
Total U.S. Government & Agency Obligations
(Cost $130,360,486)				129,875,809

Asset-Backed Securities | 11.9% of portfolio

American Credit Acceptance Receivables Trust 23-4A (a)	6.20	06/14/27	256,868	257,310
Avant Loans Funding Trust 24-REV1 (a)	5.92	10/15/33	1,325,000	1,337,983
Capital One Prime Auto Receivables Trust 24-1	4.62	07/16/29	600,000	600,741
Carvana Auto Receivables Trust 24-P1 (a)	5.05	04/10/29	1,130,000	1,135,738
Chase Auto Owner Trust 24-2A (a)	5.52	06/25/29	950,000	964,633
Colony American Finance Ltd. 21-2 (a)	1.41	07/15/54	584,417	548,216
CoreVest American Finance 20-4 (a)	1.17	12/15/52	403,936	393,300
CoreVest American Finance 21-1 (a)	1.57	04/15/53	818,402	785,864
CoreVest American Finance 21-3 (a)	2.49	10/15/54	2,480,000	2,348,309
Daimler Trucks Retail Trust 24-1	5.56	07/15/31	1,675,000	1,703,082
Exeter Automobile Receivables Trust 22-1A	2.56	06/15/28	436,021	434,934
Firstkey Homes Trust 22-SFR2 (a)	4.25	07/17/39	967,891	948,356
Ford Credit Auto Lease Trust 20-A	5.06	05/15/27	930,000	934,581
Ford Credit Auto Owner Trust 24-D	4.61	08/15/29	500,000	500,348
Frontier Issuer 23-1A (a)	6.60	08/20/53	3,400,000	3,460,458
Frontier Issuer 23-1B (a)	8.30	08/20/53	2,340,000	2,426,533
FRTKL 21-SFR1 (a)	1.57	09/17/38	970,000	912,252
GLS Auto Select Receivables Trust 24-1A (a)	5.24	03/15/30	692,804	696,281
GM Financial Automobile Leasing Trust 24-1	5.09	03/22/27	1,810,000	1,821,022
Gracie Point International Funding 23-2A (a)	7.18(b)	03/01/27	251,680	252,204
Gracie Point International Funding 24-1A (a)	6.61(b)	03/01/28	2,045,000	2,050,681
Honda Auto Receivables Owner Trust 24-1	5.21	08/15/28	3,180,000	3,212,969
John Deere Owner Trust 23-A	5.01	11/15/27	900,000	904,011
John Deere Owner Trust 23-B	5.18	03/15/28	650,000	655,367
LAD Auto Receivables Trust 23-2 (a)	5.93	06/15/27	186,379	186,850
Mercedes-Benz Auto Lease Trust 24-B	4.22	06/17/30	550,000	545,025
NP SPE II LLC 17-1 (a)	3.37	10/21/47	178,657	173,481
Oasis Securitisation 23-1A (a)	7.00	02/15/35	439,589	440,313
Oportun Funding 21-B (a)	1.47	05/08/31	1,356,683	1,313,301
Oscar US Funding Trust 24-1 (a)	5.54	02/10/28	1,885,000	1,896,848
Progress Residential Trust 21-SFR8 (a)	1.51	10/17/38	1,300,283	1,233,765
Progress Residential Trust 22-SFR3 (a)	3.20	04/17/39	896,898	859,582
Santander Drive Auto Receivables Trust 22-5	4.43	03/15/27	498,490	498,232
Santander Drive Auto Receivables Trust 24-1	5.23	12/15/28	685,000	689,027
Santander Drive Auto Receivables Trust 24-2	5.63	11/15/28	675,000	681,342
Santander Drive Auto Receivables Trust 28	5.25	04/17/28	525,000	527,293
SBA Tower Trust (a)	2.84	01/15/25	2,260,000	2,257,681
SBA Tower Trust (a)	1.88	01/15/26	355,000	343,976
SBA Tower Trust (a)	6.60	01/15/28	775,000	794,845
Subway Funding LLC 24-1A (a)	6.03	07/30/54	490,000	495,966
SVC ABS LLC 23-1A (a)	5.15	02/20/53	455,783	445,458
Tesla Sustainable Energy Trust 24-1A (a)	5.08	06/21/50	1,570,000	1,567,738
T-Mobile US Trust 22-1A (a)	4.91	05/22/28	1,352,395	1,353,850
Tricon Residential 24-SFR4 (a)	4.30	11/17/41	710,000	684,198
The accompanying notes are an integral part of these financial statements.	Portfolio of Investments

Portfolio of Investments  |  Short-Term Bond Fund  |  December 31, 2024  |  (Continued)
Asset-Backed Securities | 11.9% of portfolio (Continued)
	Interest Rate /Yield	Maturity Date	Face Amount	Value
Volkswagen Auto Lease Trust 24-A	5.21%	06/21/27	$785,000	$792,379
Volkswagen Auto Loan Enhanced Trust 24-1	4.63	07/20/29	940,000	941,964
Westgate Resorts 22-1A (a)	2.29	08/20/36	389,335	380,837
Westgate Resorts 24-1A (a)	6.06	01/20/38	1,131,560	1,139,261
Westgate Resorts 24-1B (a)	6.56	01/20/38	940,066	946,175
Westlake Automobile Receivables Trust 24-1A (a)	5.55	11/15/27	1,020,000	1,028,372
Total Asset-Backed Securities
(Cost $51,301,123)				51,502,932
Mortgage-Backed Securities | 11.5% of portfolio

FHLMC 780754	7.38(b)	08/01/33	413	425
FNMA 813842	7.21(b)	01/01/35	1,307	1,340
GNMA 14-125	2.90(b)	11/16/54	3,625,000	3,189,640
GNMA 21-8	1.00	01/20/50	1,685,287	1,278,880
GNMA 22-177	5.00	05/20/48	4,576,358	4,598,267
GNMA 23-128	5.75	08/20/47	1,724,253	1,732,538
GNMA 23-22EA	5.00	09/20/49	2,205,358	2,203,097
GNMA 23-22EC	5.00	01/20/51	1,157,931	1,157,793
GNMA 23-4	5.00	07/20/49	640,686	639,806
GNMA 23-59	5.00	11/20/41	1,225,684	1,226,587
GNMA 23-84KA	5.50	06/20/42	1,473,501	1,480,213
GNMA 24-1	5.50	08/20/48	4,136,454	4,149,869
GNMA 24-103	4.50	06/20/54	3,533,905	3,393,662
GNMA 24-11	5.00	09/20/50	1,822,241	1,812,322
GNMA 24-110	4.50	07/20/50	1,844,431	1,808,892
GNMA 24-111	5.00	08/20/51	1,261,744	1,249,428
GNMA 24-43	5.50	08/20/48	2,237,319	2,242,590
GNMA 24-51	5.00	04/20/62	1,306,511	1,305,958
GNMA 24-59	5.50	01/20/51	4,319,434	4,316,368
GNMA 24-79	4.00	01/20/49	1,610,086	1,558,940
GNMA 786576	4.50	09/20/52	912,954	854,435
GNMA 787194	7.50	12/20/53	505,463	521,197
GNMA 787238	7.50	02/20/54	834,697	860,679
GNMA 787291	7.50	03/20/54	1,725,056	1,778,755
GNMA 787343	7.50	04/20/54	1,069,863	1,103,166
GNMA CK0445	4.00	02/15/52	2,094,721	1,940,434
GNMA CV1215	7.00	07/20/53	435,288	446,002
GNMA CW8493	8.00	11/20/53	46,534	47,765
GNMA CW8494	7.50	11/20/53	269,036	277,353
GNMA CW8495	7.50	11/20/53	252,313	260,112
GNMA CZ5438	7.00	01/20/54	302,624	310,196
GNMA MA8017	2.50	05/20/37	1,294,771	1,171,779
GNMA MA8917	5.00	06/20/38	906,447	900,886
Total Mortgage-Backed Securities
(Cost $50,269,173)				49,819,374

Yankee Bonds | 10.0% of portfolio

Avolon Holdings Funding Ltd. (a)	5.50	01/15/26	1,225,000	1,228,462
Avolon Holdings Funding Ltd. (a)	2.75	02/21/28	607,000	562,488
Banco Bilbao Vizcaya Argentaria SA	5.38	03/13/29	1,400,000	1,412,754
Banco Santander SA	6.53(b)	11/07/27	400,000	411,497
Banco Santander SA	5.59	08/08/28	1,400,000	1,418,721
Barclays PLC	5.83(b)	05/09/27	855,000	864,207
Barclays PLC	5.67(b)	03/12/28	1,360,000	1,376,958
BNP Paribas (a)	1.32(b)	01/13/27	700,000	673,846
BPCE SA (a)	5.98(b)	01/18/27	610,000	614,719
Portfolio of Investments	The accompanying notes are an integral part of these financial statements.

Portfolio of Investments  |  Short-Term Bond Fund  |  December 31, 2024  |  (Continued)
Yankee Bonds | 10.0% of portfolio (Continued)
	Interest Rate /Yield	Maturity Date	Face Amount	Value
BPCE SA (a)	5.20%	01/18/27	$1,375,000	$1,381,756
Danske Bank AS (a)	5.43(b)	03/01/28	1,365,000	1,376,956
Delta and SkyMiles IP Ltd. (a)	4.50	10/20/25	260,000	258,366
Delta and SkyMiles IP Ltd. (a)	4.75	10/20/28	2,000,000	1,972,686
Deutsche Bank AG	1.69	03/19/26	295,000	284,588
Electricite de France SA (a)	5.70	05/23/28	500,000	507,776
Electricite de France SA (a)	5.65	04/22/29	2,230,000	2,277,865
Enel Finance International NV (a)	5.13	06/26/29	445,000	444,435
Hyundai Capital Services Inc. (a)	5.13	02/05/27	2,305,000	2,310,311
ING Groep NV	5.34(b)	03/19/30	1,065,000	1,069,242
Korea Expressway Corp. (a)	5.00	05/14/27	2,165,000	2,182,890
Korea National Oil Corp. (a)	4.75	04/03/26	500,000	499,332
Macquarie Airfinance Holdings Ltd. (a)	6.40	03/26/29	500,000	514,466
Macquarie Group Ltd. (a)	1.34(b)	01/12/27	2,500,000	2,409,272
Mizuho Financial Group Inc. (a)	3.48	04/12/26	750,000	737,950
Nationwide Building Society (a)	2.97(b)	02/16/28	1,500,000	1,435,116
Natwest Group PLC	5.85(b)	03/02/27	765,000	772,606
Nissan Motor Co., Ltd. (a)	4.81	09/17/30	1,100,000	1,033,810
Petroleos Mexicanos	5.35	02/12/28	1,200,000	1,096,774
Petroleos Mexicanos	6.84	01/23/30	700,000	639,407
Roche Holdings Inc. (a)	5.34	11/13/28	2,536,000	2,592,865
Santander UK Group Holdings PLC	6.83(b)	11/21/26	460,000	466,645
Santander UK Group Holdings PLC	6.53(b)	01/10/29	1,005,000	1,035,718
Saudi Arabian Oil Co. (a)	1.63	11/24/25	500,000	485,634
Saudi Arabian Oil Co. (a)	3.50	04/16/29	1,360,000	1,276,812
Societe Generale (a)	5.52(b)	01/19/28	1,155,000	1,158,814
Societe Generale (a)	5.63(b)	01/19/30	455,000	454,154
Svenska Handelsbanken AB (a)	5.50	06/15/28	2,060,000	2,086,625
Triton Container International Ltd. (a)	2.05	04/15/26	1,390,000	1,331,951
Var Energi ASA (a)	7.50	01/15/28	595,000	628,312
Total Yankee Bonds
(Cost $43,204,793)				43,286,786
Corporate Bonds Guaranteed by Export-Import Bank of the United States | 0.4% of portfolio

Energy | 0.4%
Petroleos Mexicanos	5.27(b)	04/15/25	1,172,500	1,171,944
Petroleos Mexicanos	2.46	12/15/25	43,900	42,205
Reliance Industries Ltd.	1.87	01/15/26	475,421	468,028
Total Energy				1,682,177
Total Corporate Bonds Guaranteed by Export-Import Bank of the United States
(Cost $1,691,428)				1,682,177
Money Market Fund | 1.8% of portfolio
			Shares
State Street Institutional U.S. Government Money Market Fund Premier Class	4.43(d)		7,857,203	7,857,203
Total Money Market Fund
(Cost $7,857,203)				7,857,203
Total Investments in Securities
(Cost $433,355,376) | 100.0%				$432,257,977
The accompanying notes are an integral part of these financial statements.	Portfolio of Investments

Portfolio of Investments  |  Short-Term Bond Fund  |  December 31, 2024  |  (Continued)
(a)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. The securities have been determined to be liquid under criteria established by the Fund's Board of Directors. The total of such securities at period-end amounts to $111,024,427 and represents 25.7% of total investments.
(b)	Variable coupon rate as of December 31, 2024.
(c)	Interest is paid at maturity.
(d)	7-day yield at December 31, 2024.
LLC -Limited Liability Company
N.A. -North America
LP -Limited Partnership
Pte -Private Limited Company
ABS -Asset-Backed Security
FHLMC -Federal Home Loan Mortgage Corporation
SA -Sociedad Anonima or Societe Anonyme
PLC -Public Limited Company
AS -Anonim Sirket
AG -Aktiengesellschaft
NV -Naamloze Vennottschap
AB -Aktiebolag
ASA -Allmennaksjeselskap
Portfolio of Investments	The accompanying notes are an integral part of these financial statements.

Portfolio of Investments
Intermediate Bond Fund  |  December 31, 2024

Corporate Bonds–Other | 31.4% of portfolio
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Communication Services | 0.9%
Meta Platforms Inc.	5.40%	08/15/54	$120,000	$116,204
Meta Platforms Inc.	5.55	08/15/64	66,000	64,339
Sprint Spectrum Co. LLC (a)	4.74	03/20/25	28,125	28,109
T-Mobile US, Inc.	3.00	02/15/41	200,000	142,628
Warnermedia Holdings Inc.	4.05	03/15/29	190,000	176,785
Warnermedia Holdings Inc.	4.28	03/15/32	190,000	167,429
Warnermedia Holdings Inc.	5.05	03/15/42	285,000	228,822
Warnermedia Holdings Inc.	5.14	03/15/52	180,000	133,741
Warnermedia Holdings Inc.	5.39	03/15/62	190,000	139,711
Total Communication Services				1,197,768
Consumer Discretionary | 4.0%
Block Financial Corp.	2.50	07/15/28	145,000	131,870
BMW US Capital LLC (a)	4.85	08/13/31	395,000	386,916
Expedia Group, Inc.	4.63	08/01/27	330,000	328,655
Ford Motor Credit Co. LLC	2.90	02/10/29	225,000	201,500
Ford Motor Credit Co. LLC	6.05	03/05/31	200,000	199,572
General Motors Financial Co., Inc.	4.35	01/17/27	150,000	148,264
Hyundai Capital America (a)	5.50	03/30/26	380,000	382,368
Hyundai Capital America (a)	5.65	06/26/26	290,000	292,790
Hyundai Capital America (a)	5.60	03/30/28	290,000	293,574
Hyundai Capital America (a)	4.55	09/26/29	135,000	131,046
Hyundai Capital America (a)	5.80	04/01/30	490,000	500,151
Hyundai Capital America (a)	4.75	09/26/31	135,000	129,722
Lowe`s Companies, Inc.	5.85	04/01/63	205,000	200,537
Nissan Motor Acceptance Corp. (a)	2.45	09/15/28	435,000	385,994
Ross Stores Inc.	0.88	04/15/26	495,000	471,333
Tractor Supply Co.	1.75	11/01/30	100,000	83,673
United Airlines 2019-2AA PT	2.70	05/01/32	821,537	725,902
US Airways 2013 1A PTT	3.95	11/15/25	207,806	205,712
Volkswagen Group of America Finance LLC (a)	5.60	03/22/34	325,000	318,773
Total Consumer Discretionary				5,518,352
Consumer Staples | 2.4%
7-Eleven Inc. (a)	1.30	02/10/28	60,000	53,255
7-Eleven Inc. (a)	1.80	02/10/31	60,000	48,397
7-Eleven Inc. (a)	2.80	02/10/51	135,000	77,967
BAT Capital Corp.	5.83	02/20/31	315,000	322,013
Campbell Soup Co.	2.38	04/24/30	250,000	219,348
J.M Smucker Co. (The)	6.50	11/15/53	375,000	402,262
JBS USA Food Co.	3.00	02/02/29	335,000	305,581
JBS USA Food Co.	4.38	02/02/52	530,000	399,432
Kenvue Inc.	5.20	03/22/63	85,000	78,517
Philip Morris International Inc.	4.88	02/15/28	230,000	230,553
Philip Morris International Inc.	5.13	02/15/30	260,000	261,373
Philip Morris International Inc.	5.13	02/13/31	380,000	380,028
Philip Morris International Inc.	5.75	11/17/32	310,000	318,759
Smithfield Foods, Inc. (a)	2.63	09/13/31	340,000	279,892
Total Consumer Staples				3,377,377
Energy | 2.5%
Boardwalk Pipelines LP	5.63	08/01/34	130,000	129,472
BP Capital Markets America Inc.	4.81	02/13/33	110,000	106,335
BP Capital Markets America Inc.	2.77	11/10/50	210,000	125,967
The accompanying notes are an integral part of these financial statements.	Portfolio of Investments

Portfolio of Investments  |  Intermediate Bond Fund  |  December 31, 2024  |  (Continued)
Corporate Bonds–Other | 31.4% of portfolio (Continued)
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Energy | 2.5% (Continued)
Cheniere Corpus Christi Holdings LLC	5.13%	06/30/27	$180,000	$180,966
Cheniere Corpus Christi Holdings LLC	3.70	11/15/29	39,000	36,614
Cheniere Corpus Christi Holdings LLC	2.74	12/31/39	170,000	135,449
Cheniere Energy Inc.	5.65	04/15/34	130,000	130,747
Cheniere Energy Partners LP	5.95	06/30/33	105,000	107,487
Energy Transfer Operating LP	3.75	05/15/30	318,000	296,686
Energy Transfer Operating LP	6.00	06/15/48	420,000	405,682
Entergy Arkansas, LLC	5.15	01/15/33	205,000	204,044
Midwest Connector Capital Co. LLC (a)	4.63	04/01/29	205,000	201,053
MPLX LP	1.75	03/01/26	80,000	77,238
MPLX LP	2.65	08/15/30	245,000	214,382
National Oilwell Varco, Inc.	3.60	12/01/29	112,000	104,502
Phillips 66	2.15	12/15/30	260,000	220,548
Phillips 66	5.30	06/30/33	300,000	297,306
Targa Resources Corp.	6.50	02/15/53	305,000	317,864
Western Midstream Operating LP	5.30	03/01/48	255,000	216,567
Total Energy				3,508,909
Financials | 11.3%
Ally Financial Inc.	6.99(b)	06/13/29	205,000	213,565
Antares Holdings LP (a)	3.95	07/15/26	375,000	363,963
Athene Global Funding (a)	2.95	11/12/26	120,000	115,788
Athene Holding Ltd.	3.95	05/25/51	300,000	215,538
Bank of America Corp.	4.95(b)	07/22/28	525,000	526,104
Bank of America Corp.	6.20(b)	11/10/28	150,000	155,297
Bank of America Corp.	2.50(b)	02/13/31	263,000	231,252
Bank of America Corp.	5.02(b)	07/22/33	445,000	436,464
Blue Owl Capital Corp. III	3.13	04/13/27	267,000	251,966
Blue Owl Credit Income Corp.	3.13	09/23/26	518,000	496,811
Blue Owl Credit Income Corp. (a)	5.80	03/15/30	230,000	226,529
Citigroup Inc.	5.17(b)	02/13/30	390,000	389,703
Citigroup Inc.	2.57(b)	06/03/31	870,000	758,259
Citigroup Inc.	6.27(b)	11/17/33	445,000	466,628
Citigroup Inc.	5.83(b)	02/13/35	390,000	388,091
Discover Bank	4.65	09/13/28	330,000	323,183
GA Global Funding Trust (a)	3.85	04/11/25	460,000	458,526
Goldman Sachs Group, Inc.	2.64(b)	02/24/28	245,000	233,672
Goldman Sachs Group, Inc.	3.62(b)	03/15/28	153,000	148,782
Goldman Sachs Group, Inc.	2.38(b)	07/21/32	365,000	304,191
Goldman Sachs Group, Inc.	2.91(b)	07/21/42	230,000	159,806
Goldman Sachs Group, Inc.	3.44(b)	02/24/43	255,000	189,824
J.P. Morgan Chase & Co.	1.04(b)	02/04/27	150,000	144,111
J.P. Morgan Chase & Co.	6.07(b)	10/22/27	125,000	127,934
J.P. Morgan Chase & Co.	5.30(b)	07/24/29	195,000	196,961
J.P. Morgan Chase & Co.	5.58(b)	04/22/30	655,000	667,934
J.P. Morgan Chase & Co.	4.91(b)	07/25/33	185,000	180,878
M&T Bank Corp.	7.41(b)	10/30/29	500,000	535,970
M&T Bank Corp.	5.39(b)	01/16/36	135,000	130,786
Manufacturers and Traders Trust Co.	4.65	01/27/26	300,000	299,184
Metropolitan Life Global Funding I (a)	5.00	01/06/26	340,000	341,340
Metropolitan Life Global Funding I (a)	5.15	03/28/33	180,000	177,845
Morgan Stanley	1.51(b)	07/20/27	200,000	190,069
Morgan Stanley	5.16(b)	04/20/29	320,000	320,901
Morgan Stanley	5.17(b)	01/16/30	370,000	370,528
Morgan Stanley	1.79(b)	02/13/32	510,000	416,075
Portfolio of Investments	The accompanying notes are an integral part of these financial statements.

Portfolio of Investments  |  Intermediate Bond Fund  |  December 31, 2024  |  (Continued)
Corporate Bonds–Other | 31.4% of portfolio (Continued)
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Financials | 11.3% (Continued)
Morgan Stanley	4.89%(b)	07/20/33	$170,000	$164,696
Northern Trust Corp.	6.13	11/02/32	265,000	279,557
Owl Rock Technology Finance Corp. (a)	3.75	06/17/26	150,000	145,074
Owl Rock Technology Finance Corp.	2.50	01/15/27	139,000	130,361
Prudential Financial Inc.	6.50(b)	03/15/54	620,000	637,648
Prudential Financial, Inc.	5.70(b)	09/15/48	75,000	74,446
Regions Financial Corp.	5.72(b)	06/06/30	340,000	344,703
Santander Holdings USA, Inc.	2.49(b)	01/06/28	298,000	282,615
Truist Financial Corp.	5.44(b)	01/24/30	315,000	317,780
Wells Fargo & Co.	3.53(b)	03/24/28	240,000	232,783
Wells Fargo & Co.	5.71(b)	04/22/28	330,000	335,428
Wells Fargo & Co.	2.39(b)	06/02/28	445,000	419,113
Wells Fargo & Co.	5.57(b)	07/25/29	375,000	380,736
Wells Fargo & Co.	2.57(b)	02/11/31	436,000	384,501
Wells Fargo & Co.	6.49(b)	10/23/34	220,000	233,855
Wells Fargo & Co.	3.07(b)	04/30/41	440,000	320,125
Total Financials				15,837,879
Health Care | 1.9%
AbbVie Inc.	4.95	03/15/31	105,000	104,979
AbbVie Inc.	5.35	03/15/44	65,000	63,362
AbbVie Inc.	5.40	03/15/54	130,000	125,132
Amgen Inc.	5.75	03/02/63	215,000	206,197
Bayer US Finance LLC (a)	6.25	01/21/29	331,000	337,651
Bayer US Finance LLC (a)	6.88	11/21/53	305,000	307,480
Bristol-Myers Squibb Co.	6.25	11/15/53	127,000	134,541
GE HealthCare Technologies Inc.	5.60	11/15/25	225,000	226,504
GE HealthCare Technologies Inc.	5.91	11/22/32	270,000	280,515
HCA Inc.	5.90	06/01/53	315,000	297,269
Pfizer Investment Enterprises Pte Ltd.	4.65	05/19/30	195,000	192,943
Pfizer Investment Enterprises Pte Ltd.	5.11	05/19/43	95,000	89,178
Pfizer Investment Enterprises Pte Ltd.	5.30	05/19/53	255,000	238,762
Total Health Care				2,604,513
Industrials | 1.9%
Ashtead Capital, Inc. (a)	1.50	08/12/26	240,000	227,056
Ashtead Capital, Inc. (a)	4.25	11/01/29	308,000	291,886
Ashtead Capital, Inc. (a)	2.45	08/12/31	200,000	166,297
BNSF Railway Co. (a)	3.44	06/16/28	321,337	305,462
Boeing Co. (The)	2.20	02/04/26	350,000	339,427
Boeing Co. (The)	6.86	05/01/54	530,000	563,309
Delta Air Lines, Inc. (a)	7.00	05/01/25	250,000	251,057
Quanta Services, Inc.	2.35	01/15/32	260,000	215,111
United Rentals (North America) Inc. (a)	6.00	12/15/29	340,000	343,018
Total Industrials				2,702,623
Information Technology | 0.6%
Avnet Inc.	6.25	03/15/28	170,000	174,579
Broadcom Cayman Finance Ltd.	3.88	01/15/27	255,000	251,017
VMware, Inc.	1.40	08/15/26	155,000	146,834
VMware, Inc.	4.70	05/15/30	200,000	195,675
VMware, Inc.	2.20	08/15/31	155,000	128,579
Total Information Technology				896,684
The accompanying notes are an integral part of these financial statements.	Portfolio of Investments

Portfolio of Investments  |  Intermediate Bond Fund  |  December 31, 2024  |  (Continued)
Corporate Bonds–Other | 31.4% of portfolio (Continued)
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Materials | 0.9%
Celanese US Holdings LLC	6.17%	07/15/27	$360,000	$365,365
Celanese US Holdings LLC	6.33	07/15/29	260,000	265,303
Celanese US Holdings LLC	6.38	07/15/32	175,000	177,760
Glencore Funding LLC (a)	2.63	09/23/31	260,000	219,323
Glencore Funding LLC (a)	3.38	09/23/51	170,000	111,106
Silgan Holdings Inc. (a)	1.40	04/01/26	125,000	119,065
Total Materials				1,257,922
Real Estate | 0.7%
American Tower Corp.	5.50	03/15/28	205,000	208,030
AvalonBay Communities, Inc.	5.35	06/01/34	135,000	135,724
Healthpeak OP, LLC	5.25	12/15/32	125,000	124,064
Host Hotels & Resorts, LP	4.50	02/01/26	150,000	149,122
Realty Income Corp.	4.85	03/15/30	200,000	198,741
VICI Properties LP	4.75	02/15/28	180,000	178,487
Total Real Estate				994,168
Utilities | 4.3%
Ameren Illinois Co.	5.90	12/01/52	175,000	179,400
American Water Capital Corp.	2.80	05/01/30	920,000	826,082
American Water Capital Corp.	5.45	03/01/54	365,000	349,032
Evergy Kansas Central, Inc.	3.45	04/15/50	875,000	604,605
Florida Power & Light Co.	5.05	04/01/28	170,000	171,632
Indiana Michigan Power Co.	5.63	04/01/53	215,000	209,483
Indianapolis Power & Light Co. (a)	5.65	12/01/32	260,000	262,385
National Fuel Gas Co.	5.50	01/15/26	80,000	80,311
Oklahoma Gas & Electric Co.	5.60	04/01/53	107,000	104,132
Pacific Gas & Electric Co.	3.00	06/15/28	225,000	210,829
Pacific Gas & Electric Co.	4.55	07/01/30	130,000	125,814
Pacific Gas & Electric Co.	4.25	03/15/46	770,000	608,715
PacifiCorp	5.30	02/15/31	500,000	504,398
Public Service Electric & Gas Co.	4.65	03/15/33	105,000	101,605
Public Service Electric & Gas Co.	5.13	03/15/53	300,000	279,410
SCE Recovery Funding LLC	2.51	11/15/43	190,000	126,996
Southern California Edison Co.	5.30	03/01/28	115,000	116,315
Southern California Edison Co.	2.25	06/01/30	55,000	47,789
Southern California Edison Co.	5.45	06/01/31	400,000	406,443
Southern California Edison Co.	4.50	09/01/40	200,000	174,951
Southern California Edison Co.	4.00	04/01/47	164,000	126,247
Southern California Edison Co.	3.65	02/01/50	214,000	152,855
TerraForm Power Operating LLC (a)	4.75	01/15/30	171,000	158,066
Total Utilities				5,927,495
Total Corporate Bonds–Other
(Cost $46,184,445)				43,823,690

Mortgage-Backed Securities | 27.3% of portfolio

Farm 2021-1 Mortgage Trust 21-1 (a)	2.18(b)	01/25/51	207,652	163,039
FHLMC QA7479	3.00	03/01/50	183,994	158,702
FHLMC QE2363	3.50	05/01/52	1,227,367	1,087,411
FHLMC RA8249	5.50	11/01/52	645,927	639,419
FHLMC SD1188	3.50	06/01/52	657,871	582,170
FHLMC SD1495	5.00	08/01/52	782,821	761,875
FHLMC SD2605	5.50	04/01/53	455,035	449,625
Portfolio of Investments	The accompanying notes are an integral part of these financial statements.

Portfolio of Investments  |  Intermediate Bond Fund  |  December 31, 2024  |  (Continued)
Mortgage-Backed Securities | 27.3% of portfolio (Continued)
	Interest Rate /Yield	Maturity Date	Face Amount	Value
FHLMC SD7555	3.00%	08/01/52	$774,423	$667,810
FHLMC SD8068	3.00	06/01/50	178,920	153,089
FHLMC SD8193	2.00	02/01/52	5,624,196	4,388,383
FHLMC SD8237	4.00	08/01/52	1,227,585	1,124,290
FNMA BN7662	3.50	07/01/49	72,384	64,962
FNMA CA4016	3.00	08/01/49	417,307	360,288
FNMA FM1000	3.00	04/01/47	779,724	676,381
FNMA FM4231	2.50	09/01/50	207,616	170,751
FNMA MA3691	3.00	07/01/49	122,054	105,492
FNMA MA3834	3.00	11/01/49	255,007	220,085
FNMA MA3960	3.00	03/01/50	119,112	102,474
FNMA MA3992	3.50	04/01/50	116,338	104,187
FNMA MA4048	3.00	06/01/50	537,651	458,916
FNMA MA4124	2.50	09/01/35	914,144	837,147
FNMA MA4179	2.00	11/01/35	3,024,466	2,692,599
FNMA MA4254	1.50	02/01/51	2,418,782	1,791,918
FNMA MA4303	2.00	04/01/36	1,223,883	1,085,012
FNMA MA4418	2.00	09/01/36	2,049,450	1,815,216
FNMA MA4437	2.00	10/01/51	3,654,785	2,858,403
FNMA MA4579	3.00	04/01/52	642,796	547,128
GNMA 21-8	1.00	01/20/50	432,629	328,301
GNMA 22-177	5.00	05/20/48	1,200,432	1,206,178
GNMA 23-128	5.75	08/20/47	470,251	472,510
GNMA 23-22EA	5.00	09/20/49	623,504	622,865
GNMA 23-22EC	5.00	01/20/51	321,474	321,436
GNMA 23-4	5.00	07/20/49	182,053	181,803
GNMA 23-59	5.00	11/20/41	338,460	338,709
GNMA 23-76	5.00	05/20/53	1,358,445	1,341,261
GNMA 23-84KA	5.50	06/20/42	464,473	466,589
GNMA 24-103	4.50	06/20/54	1,132,412	1,087,472
GNMA 24-51	5.00	04/20/62	450,625	450,435
GNMA 24-92	5.00	05/20/54	587,208	576,775
GNMA 786247	4.00	07/20/52	545,605	502,622
GNMA 786428	4.00	06/20/52	961,721	874,461
GNMA 786576	4.50	09/20/52	251,528	235,406
GNMA 787291	7.50	03/20/54	164,433	169,552
GNMA 787343	7.50	04/20/54	287,756	296,714
GNMA CK0445	4.00	02/15/52	1,090,301	1,009,994
GNMA CV1215	7.00	07/20/53	134,958	138,280
GNMA CW8493	8.00	11/20/53	13,329	13,681
GNMA CW8495	7.50	11/20/53	67,849	69,946
GNMA MA8346	4.00	10/20/52	3,102,691	2,859,472
GNMA MA8880	6.00	05/20/53	444,890	450,619
Total Mortgage-Backed Securities
(Cost $40,617,507)				38,081,853

U.S. Government & Agency Obligations | 22.9% of portfolio

Federal Farm Credit Bank	0.52	10/21/25	300,000	290,793
Federal Farm Credit Bank	1.33	07/01/30	605,000	508,575
U.S. International Development Finance Corp.	1.05	10/15/29	91,479	83,278
U.S. Treasury Note	4.25	11/30/26	2,490,000	2,489,505
U.S. Treasury Note	4.13	11/15/27	5,478,000	5,453,828
U.S. Treasury Note	4.13	11/30/29	2,724,000	2,693,052
U.S. Treasury Note	4.13	11/30/31	3,340,000	3,268,690
U.S. Treasury Note	4.25	11/15/34	3,034,000	2,954,923
U.S. Treasury Note	2.38	02/15/42	4,918,000	3,500,921
U.S. Treasury Note	3.25	05/15/42	510,000	414,829
The accompanying notes are an integral part of these financial statements.	Portfolio of Investments

Portfolio of Investments  |  Intermediate Bond Fund  |  December 31, 2024  |  (Continued)
U.S. Government & Agency Obligations | 22.9% of portfolio (Continued)
	Interest Rate /Yield	Maturity Date	Face Amount	Value
U.S. Treasury Note	3.38%	08/15/42	$4,374,000	$3,610,527
U.S. Treasury Note	4.63	11/15/44	2,645,000	2,564,618
U.S. Treasury Note	4.25	08/15/54	4,445,000	4,059,178
Total U.S. Government & Agency Obligations
(Cost $33,986,074)				31,892,717
Asset-Backed Securities | 8.8% of portfolio

Capital One Prime Auto Receivables Trust 24-1	4.62	07/16/29	200,000	200,247
Carvana Auto Receivables Trust 24-P1 (a)	5.05	04/10/29	325,000	326,650
Chase Auto Owner Trust 24-2A (a)	5.52	06/25/29	280,000	284,313
Colony American Finance Ltd. 21-2 (a)	1.41	07/15/54	134,865	126,512
CoreVest American Finance 20-4 (a)	1.17	12/15/52	65,859	64,125
CoreVest American Finance 21-1 (a)	1.57	04/15/53	572,309	549,555
CoreVest American Finance 21-3 (a)	2.49	10/15/54	660,000	624,953
Daimler Trucks Retail Trust 24-1	5.49	12/15/27	330,000	334,191
Firstkey Homes Trust 22-SFR2 (a)	4.25	07/17/39	322,630	316,119
Ford Credit Auto Lease Trust 20-A	5.06	05/15/27	260,000	261,281
Ford Credit Auto Owner Trust 24-D	4.61	08/15/29	200,000	200,139
Frontier Issuer 23-1A (a)	6.60	08/20/53	1,000,000	1,017,782
Frontier Issuer 23-1B (a)	8.30	08/20/53	675,000	699,961
Frontier Issuer 24-1A (a)	6.19	06/20/54	395,000	401,757
FRTKL 21-SFR1 (a)	1.57	09/17/38	250,000	235,116
GLS Auto Select Receivables Trust 24-1A (a)	5.24	03/15/30	198,479	199,475
GM Financial Automobile Leasing Trust 24-1	5.09	03/22/27	525,000	528,197
Gracie Point International Funding 23-2A (a)	7.18(b)	03/01/27	63,986	64,120
Honda Auto Receivables Owner Trust 24-1	5.21	08/15/28	580,000	586,013
John Deere Owner Trust 23-B	5.18	03/15/28	185,000	186,527
LAD Auto Receivables Trust 23-2 (a)	5.93	06/15/27	51,528	51,658
Oasis Securitisation 23-1A (a)	7.00	02/15/35	123,237	123,440
Oportun Funding 21-B (a)	1.47	05/08/31	609,745	590,247
PenFed Auto Receivable Owner 22-A (a)	3.96	04/15/26	35,222	35,202
Progress Residential Trust 21-SFR8 (a)	1.51	10/17/38	333,431	316,374
Progress Residential Trust 22-SFR3 (a)	3.20	04/17/39	242,405	232,320
Progress Residential Trust 22-SFR3 (a)	3.60	04/17/39	165,000	158,847
Santander Drive Auto Receivables Trust 24-2	5.63	11/15/28	200,000	201,879
SBA Tower Trust (a)	2.84	01/15/25	230,000	229,764
SBA Tower Trust (a)	1.88	01/15/26	20,000	19,379
SBA Tower Trust (a)	1.63	11/15/26	160,000	149,980
SBA Tower Trust (a)	6.60	01/15/28	210,000	215,377
SBA Tower Trust (a)	2.59	10/15/31	309,877	254,943
SBIC 2023-10B	5.69	09/10/33	329,442	335,955
Subway Funding 24-1A (a)	6.27	07/30/54	135,000	137,343
Tesla Sustainable Energy Trust 24-1A (a)	5.29	06/20/50	170,000	167,929
T-Mobile US Trust 22-1A (a)	4.91	05/22/28	383,685	384,098
Tricon Residential 24-SFR4 (a)	4.30	11/17/41	225,000	216,823
Volkswagen Auto Lease Trust 24-A	5.21	06/21/27	230,000	232,162
Volkswagen Auto Loan Enhanced Trust 24-1	4.63	07/20/29	300,000	300,627
Westgate Resorts 22-1A (a)	2.29	08/20/36	111,239	108,811
Westgate Resorts 24-1A (a)	6.06	01/20/38	348,172	350,542
Westgate Resorts 24-1B (a)	6.56	01/20/38	291,594	293,490
Total Asset-Backed Securities
(Cost $12,338,068)				12,314,223

Yankee Bonds | 6.5% of portfolio

AerCap Ireland Capital DAC	3.88	01/23/28	250,000	242,121
Aptiv PLC	3.10	12/01/51	280,000	163,700
Portfolio of Investments	The accompanying notes are an integral part of these financial statements.

Portfolio of Investments  |  Intermediate Bond Fund  |  December 31, 2024  |  (Continued)
Yankee Bonds | 6.5% of portfolio (Continued)
	Interest Rate /Yield	Maturity Date	Face Amount	Value
Avolon Holdings Funding Ltd. (a)	5.50%	01/15/26	$625,000	$626,766
Avolon Holdings Funding Ltd. (a)	2.75	02/21/28	130,000	120,467
Banco Santander SA	6.53(b)	11/07/27	200,000	205,748
Barclays PLC	5.83(b)	05/09/27	240,000	242,585
Barclays PLC	6.04(b)	03/12/55	200,000	199,880
BPCE SA (a)	5.98(b)	01/18/27	250,000	251,934
Cenovus Energy Inc.	5.25	06/15/37	395,000	369,834
Danske Bank AS (a)	5.43(b)	03/01/28	260,000	262,277
Delta and SkyMiles IP Ltd. (a)	4.75	10/20/28	550,000	542,489
Deutsche Bank AG	1.69	03/19/26	150,000	144,706
Electricite de France SA (a)	6.00	04/22/64	370,000	357,479
Enbridge Inc.	5.70	03/08/33	320,000	323,324
Hyundai Capital Services Inc. (a)	5.13	02/05/27	550,000	551,267
ING Groep NV	5.34(b)	03/19/30	320,000	321,275
Korea Expressway Corp. (a)	5.00	05/14/27	660,000	665,454
Mitsubishi UFJ Financial Group Inc.	3.74	03/07/29	300,000	286,981
Mizuho Financial Group Inc.	4.25(b)	09/11/29	200,000	194,456
Nissan Motor Co., Ltd. (a)	4.81	09/17/30	360,000	338,338
Petroleos Mexicanos	5.35	02/12/28	400,000	365,591
Petroleos Mexicanos	6.84	01/23/30	250,000	228,360
Petronas Capital Ltd. (a)	3.40	04/28/61	360,000	236,891
Roche Holdings Inc. (a)	5.49	11/13/30	390,000	401,969
Roche Holdings Inc. (a)	5.22	03/08/54	200,000	191,131
Santander UK Group Holdings PLC	6.53(b)	01/10/29	275,000	283,405
Societe Generale (a)	5.52(b)	01/19/28	325,000	326,073
Sumitomo Mitsui Financial Group Inc.	5.52	01/13/28	200,000	203,178
Svenska Handelsbanken AB (a)	5.50	06/15/28	260,000	263,360
Var Energi ASA (a)	7.50	01/15/28	200,000	211,197
Total Yankee Bonds
(Cost $9,319,621)				9,122,236
Municipal Bonds | 1.1% of portfolio

Arizona | 0.1%
Pinal County Arizona Revenue Obligation	1.58	08/01/26	110,000	104,705
Yuma Arizona Pledged Revenue	2.63	07/15/38	135,000	104,725
Total Arizona				209,430
California | 0.9%
City of Chula Vista California Pension Obligation	2.91	06/01/45	255,000	171,840
City of Monterey Park California Pension Obligation	1.89	06/01/30	1,000,000	860,183
Huntington Beach California Pension Obligation	1.68	06/15/27	155,000	144,433
San Francisco California City & County Airports	3.35	05/01/51	100,000	70,030
Total California				1,246,486
West Virginia | 0.1%
West Virginia State University Revenues	3.01	10/01/41	150,000	114,395
Total West Virginia				114,395
Total Municipal Bonds
(Cost $1,905,000)				1,570,311

The accompanying notes are an integral part of these financial statements.	Portfolio of Investments

Portfolio of Investments  |  Intermediate Bond Fund  |  December 31, 2024  |  (Continued)
Corporate Bond Guaranteed by Export-Import Bank of the United States | less than 0.1% of portfolio
	Interest Rate /Yield	Maturity Date	Face Amount	Value
Energy | Less than 0.1%
Petroleos Mexicanos	5.27%(b)	04/15/25	$35,750	$35,733
Total Energy				35,733
Total Corporate Bond Guaranteed by Export-Import Bank of the United States
(Cost $35,747)				35,733

Money Market Fund | 2.0% of portfolio
		Shares
State Street Institutional U.S. Government Money Market Fund Premier Class	4.43(c)	2,818,313	2,818,313
Total Money Market Fund
(Cost $2,818,313)			2,818,313
Total Investments in Securities
(Cost $147,204,775) | 100.0%			$139,659,076
(a)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. The securities have been determined to be liquid under criteria established by the Fund's Board of Trustees. The total of such securities at period-end amounts to $22,896,060 and represents 16.4% of total investments.
(b)	Variable coupon rate as of December 31, 2024.
(c)	7-day yield at December 31, 2024.
LLC -Limited Liability Company
LP -Limited Partnership
Pte -Private Limited Company
FHLMC -Federal Home Loan Mortgage Corporation
DAC -Designated Activity Company
PLC -Public Limited Company
SA -Sociedad Anonima or Societe Anonyme
AS -Anonim Sirket
AG -Aktiengesellschaft
NV -Naamloze Vennottschap
AB -Aktiebolag
ASA -Allmennaksjeselskap
Portfolio of Investments	The accompanying notes are an integral part of these financial statements.

Portfolio of Investments
Stock Index Fund  |  December 31, 2024

	Cost	Value
Investment	$15,296,922	$261,481,907
Substantially all the assets of the Stock Index Fund are invested in the S&P 500 Index Master Portfolio managed by BlackRock Fund Advisors.  As of December 31, 2024, the Stock Index Fund's ownership interest in the S&P 500 Index Master Portfolio was 0.58%.  See the Appendix for the S&P 500 Index Master Portfolio for holdings information.
The accompanying notes are an integral part of these financial statements.	Portfolio of Investments

Portfolio of Investments
Value Fund  |  December 31, 2024

Common Stocks | 98.7% of portfolio
	Shares	Value
Communication Services | 7.4%
Entertainment
Walt Disney Co. (The)	191,500	$21,323,525
Interactive Media & Services
Alphabet, Inc., Class C	110,720	21,085,517
Meta Platforms, Inc., Class A	55,300	32,378,703
Total Communication Services		74,787,745
Consumer Discretionary | 6.6%
Distributors
LKQ Corp.	169,500	6,229,125
Hotels, Restaurants & Leisure
McDonald's Corp.	57,097	16,551,849
Household Durables
PulteGroup, Inc.	112,700	12,273,030
Specialty Retail
Home Depot, Inc. (The)	36,918	14,360,733
TJX Companies, Inc. (The)	143,200	17,299,992
Total Consumer Discretionary		66,714,729
Consumer Staples | 1.7%
Food Products
Kraft Heinz Co. (The)	227,700	6,992,667
Household Products
Procter & Gamble Co. (The)	61,100	10,243,415
Total Consumer Staples		17,236,082
Energy | 6.6%
Oil, Gas & Consumable Fuels
ConocoPhillips	237,500	23,552,875
Diamondback Energy, Inc.	112,200	18,381,726
Exxon Mobil Corp.	232,000	24,956,240
Total Energy		66,890,841
Financials | 24.1%
Banks
Bank of America Corp.	557,102	24,484,633
Citigroup, Inc.	272,039	19,148,825
JPMorgan Chase & Co.	201,991	48,419,263
Truist Financial Corp.	318,400	13,812,192
Capital Markets
Goldman Sachs Group, Inc.	68,574	39,266,844
Financial Services
Fiserv, Inc. (a)	175,700	36,092,294
Visa Inc., Class A	74,898	23,670,764
Insurance
Allstate Corp.	86,984	16,769,645
Chubb Limited	78,938	21,810,569
Total Financials		243,475,029
Health Care | 17.7%
Biotechnology
AbbVie Inc.	180,763	32,121,585
Common Stocks | 98.7% of portfolio (Continued)
	Shares	Value
Health Care | 17.7% (Continued)
Health Care Equipment & Supplies
Abbott Laboratories	233,156	$26,372,275
Boston Scientific Corp. (a)	309,696	27,662,047
GE HealthCare Technologies Inc.	127,400	9,960,132
Health Care Providers & Services
Centene Corp. (a)	207,197	12,551,994
Cigna Group (The)	64,814	17,897,738
UnitedHealth Group Inc.	14,300	7,233,798
Pharmaceuticals
Bristol-Myers Squibb Co.	248,501	14,055,217
Merck & Co., Inc.	187,182	18,620,865
Royalty Pharma PLC, Class A	483,484	12,333,677
Total Health Care		178,809,328
Industrials | 18.6%
Aerospace & Defense
Boeing Co. (The) (a)	87,200	15,434,400
Northrop Grumman Corp.	47,031	22,071,178
Electrical Equipment
Eaton Corp. Public Limited	74,587	24,753,188
Ground Transportation
CSX Corp.	542,082	17,492,986
Industrial Conglomerates
Honeywell International, Inc.	151,873	34,306,592
Machinery
Deere & Co.	54,600	23,134,020
Parker-Hannifin Corp.	55,422	35,250,055
Professional Services
CACI International Inc., Class A (a)	13,900	5,616,434
TransUnion	100,900	9,354,439
Total Industrials		187,413,292
Information Technology | 7.7%
Semiconductors & Semiconductor Equipment
Lam Research Corp.	283,000	20,441,090
NXP Semiconductors NV	94,763	19,696,490
Software
Microsoft Corp.	59,514	25,085,151
Oracle Corp.	73,400	12,231,376
Total Information Technology		77,454,107
Materials | 5.1%
Chemicals
DuPont de Nemours, Inc.	226,278	17,253,698
Containers & Packaging
Avery Dennison Corp.	109,387	20,469,589
Metals & Mining
Freeport-McMoRan Inc.	375,000	14,280,000
Total Materials		52,003,287

Portfolio of Investments	The accompanying notes are an integral part of these financial statements.

Portfolio of Investments  |  Value Fund  |  December 31, 2024  |  (Continued)
Common Stocks | 98.7% of portfolio (Continued)
	Shares	Value
Real Estate | 3.2%
Specialized REITs
Crown Castle Inc.	149,400	$13,559,544
Digital Realty Trust, Inc.	103,101	18,282,900
Total Real Estate		31,842,444
Total Common Stocks
(Cost $557,650,772)		996,626,884
Money Market Fund | 1.3% of portfolio

State Street Institutional U.S. Government Money Market Fund Premier Class, 4.43% (b)	12,630,424	12,630,424
Total Money Market Fund
(Cost $12,630,424)		12,630,424
Total Investments in Securities
(Cost $570,281,196) | 100.0%		$1,009,257,308
(a)	Non-income producing.
(b)	7-day yield at December 31, 2024.
PLC -Public Limited Company
NV -Naamloze Vennottschap
The accompanying notes are an integral part of these financial statements.	Portfolio of Investments

Portfolio of Investments
Growth Fund  |  December 31, 2024

Common Stocks | 99.2% of portfolio
	Shares	Value
Communication Services | 13.9%
Entertainment
Netflix, Inc. (a)	8,052	$7,176,909
Interactive Media & Services
Alphabet, Inc., Class A	138,961	26,305,317
Meta Platforms, Inc., Class A	35,820	20,972,968
Total Communication Services		54,455,194
Consumer Discretionary | 13.9%
Broadline Retail
Amazon.com, Inc. (a)	148,916	32,670,681
Coupang, Inc. (a)	157,362	3,458,817
MercadoLibre, Inc. (a)	1,346	2,288,792
Hotels, Restaurants & Leisure
Booking Holdings, Inc.	1,367	6,791,830
Chipotle Mexican Grill, Inc. (a)	51,755	3,120,827
Specialty Retail
Ross Stores, Inc.	25,034	3,786,893
Textiles, Apparel & Luxury Goods
lululemon athletica Inc. (a)	5,920	2,263,867
Total Consumer Discretionary		54,381,707
Energy | 0.6%
Energy Equipment & Services
Schlumberger NV	56,185	2,154,133
Total Energy		2,154,133
Financials | 10.7%
Capital Markets
Charles Schwab Corp. (The)	35,305	2,612,923
Tradeweb Markets Inc.	14,842	1,943,115
Financial Services
Affirm Holdings, Inc. (a)	11,227	683,724
Fiserv, Inc. (a)	60,508	12,429,554
Mastercard Inc., Class A	27,669	14,569,665
Visa Inc., Class A	30,774	9,725,815
Total Financials		41,964,796
Health Care | 13.5%
Biotechnology
argenx SE ADR (a)	5,060	3,111,900
Legend Biotech Corp. ADR (a)	32,292	1,050,782
Natera, Inc. (a)	9,433	1,493,244
Health Care Equipment & Supplies
Becton, Dickinson & Co.	12,557	2,848,807
Intuitive Surgical, Inc. (a)	17,293	9,026,254
Sonova Holding AG ADR	38,844	2,526,414
Stryker Corp.	16,307	5,871,335
Health Care Providers & Services
Cigna Group (The)	20,029	5,530,808
UnitedHealth Group Inc.	19,421	9,824,307
Life Sciences Tools & Services
Danaher Corp.	12,888	2,958,441
Common Stocks | 99.2% of portfolio (Continued)
	Shares	Value
Health Care | 13.5% (Continued)
Pharmaceuticals
Eli Lilly & Co.	11,131	$8,593,132
Total Health Care		52,835,424
Industrials | 3.4%
Aerospace & Defense
Boeing Co. (The) (a)	16,625	2,942,625
Howmet Aerospace Inc.	32,198	3,521,495
Machinery
Ingersoll Rand Inc.	35,943	3,251,404
Professional Services
Equifax Inc.	13,926	3,549,041
Total Industrials		13,264,565
Information Technology | 43.2%
Electronic Equipment, Instruments & Components
Amphenol Corp., Class A	100,613	6,987,573
IT Services
Shopify Inc., Class A (a)	43,178	4,591,117
Semiconductors & Semiconductor Equipment
Entegris, Inc.	28,021	2,775,760
Advanced Micro Devices, Inc. (a)	15,217	1,838,062
ASML Holding NV ADR	3,838	2,660,041
NVIDIA Corp.	271,490	36,458,392
Software
Adobe Inc. (a)	7,273	3,234,157
Atlassian Corp., Class A (a)	14,805	3,603,241
Aurora Innovation, Inc. (a)	134,423	846,865
Dynatrace, Inc. (a)	35,100	1,907,685
Fair Isaac Corp. (a)	1,533	3,052,096
HubSpot, Inc. (a)	5,410	3,769,526
Intuit, Inc.	20,296	12,756,036
Microsoft Corp.	112,140	47,267,010
ServiceNow, Inc. (a)	7,620	8,078,114
Technology Hardware, Storage & Peripherals
Apple, Inc.	117,522	29,429,859
Total Information Technology		169,255,534
Total Common Stocks
(Cost $177,409,027)		388,311,353

Portfolio of Investments	The accompanying notes are an integral part of these financial statements.

Portfolio of Investments  |  Growth Fund  |  December 31, 2024  |  (Continued)
Money Market Fund | 0.8% of portfolio
	Shares	Value
State Street Institutional U.S. Government Money Market Fund Premier Class, 4.43% (b)	3,120,798	$3,120,798
Total Money Market Fund
(Cost $3,120,798)		3,120,798
Total Investments in Securities
(Cost $180,529,825) | 100.0%		$391,432,151
(a)	Non-income producing.
(b)	7-day yield at December 31, 2024.
NV -Naamloze Vennottschap
ADR -American Depositary Receipt
SE -Societas Europaea
AG -Aktiengesellschaft
The accompanying notes are an integral part of these financial statements.	Portfolio of Investments

Portfolio of Investments
International Equity Fund  |  December 31, 2024

Common Stocks | 98.1% of portfolio
	Shares	Value
Australia | 1.8%
BHP Group Ltd. ADR	32,364	$1,580,334
Total Australia		1,580,334
Britain | 9.3%
Haleon PLC	680,501	3,208,664
Rio Tinto PLC	28,467	1,680,407
Shell PLC	99,916	3,114,481
Total Britain		8,003,552
Canada | 7.7%
Alimentation Couche-Tard Inc.	38,400	2,129,638
Canadian National Railway Co.	10,749	1,091,131
Manulife Financial Corp.	109,200	3,354,741
Total Canada		6,575,510
China | 0.7%
Haier Smart Home Co., Ltd.	182,548	637,853
Total China		637,853
Denmark | 3.3%
Coloplast A/S	9,396	1,029,446
Genmab A/S (a)	4,424	923,920
Novonesis A/S, Class B	15,886	900,205
Total Denmark		2,853,571
France | 9.0%
Air Liquide SA	7,672	1,247,158
Dassault Systèmes SE	35,710	1,235,705
L’Oréal SA	5,836	2,065,961
Schneider Electric SE	12,850	3,199,082
Total France		7,747,906
Germany | 10.3%
Allianz SE REG	10,740	3,301,076
Infineon Technologies AG	65,193	2,128,012
SAP SE ADR	8,595	2,116,175
Symrise AG	12,416	1,324,447
Total Germany		8,869,710
Hong Kong | 3.1%
AIA Group Ltd.	217,800	1,564,427
Techtronic Industries Co. Ltd.	84,500	1,110,832
Total Hong Kong		2,675,259
India | 1.0%
HDFC Bank Ltd. ADR	13,523	863,579
Total India		863,579
Japan | 19.3%
Chugai Pharmaceutical Co., Ltd.	77,600	3,420,696
Daifuku Co., Ltd.	48,400	994,374
Common Stocks | 98.1% of portfolio (Continued)
	Shares	Value
Japan | 19.3% (Continued)
Disco Corp.	5,200	$1,379,443
Keyence Corp.	2,800	1,138,120
Komatsu Ltd.	58,600	1,596,401
Shimano, Inc.	5,800	780,202
Shionogi & Co., Ltd.	87,100	1,221,591
Sony Group Corp.	142,000	2,992,726
Sysmex Corp.	114,800	2,104,821
Unicharm Corp.	114,000	939,818
Total Japan		16,568,192
Netherlands | 1.6%
Adyen NV (a)(b)	915	1,359,761
Total Netherlands		1,359,761
Republic of South Korea | 0.9%
Samsung Electronics Co., Ltd. GDR (b)	884	798,318
Total Republic of South Korea		798,318
Singapore | 4.9%
DBS Group Holdings Ltd.	130,826	4,192,380
Total Singapore		4,192,380
Spain | 3.1%
Banco Bilboa Vizcaya Argentaria SA	270,907	2,650,670
Total Spain		2,650,670
Sweden | 8.5%
Alfa Laval AB	39,873	1,668,888
Assa Abloy AB	42,623	1,258,925
Atlas Copco AB, Class A	99,627	1,520,472
Epiroc AB, Class A	64,344	1,121,362
Skandinaviska Enskilda Banken AB, Class A	124,899	1,711,626
Total Sweden		7,281,273
Switzerland | 9.1%
Alcon Inc.	21,785	1,849,329
Nestlé SA ADR	24,381	2,000,295
Roche Holding AG REG	10,053	2,810,885
Sonova Holding AG REG	3,639	1,189,988
Total Switzerland		7,850,497
Taiwan | 2.5%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	10,684	2,109,983
Total Taiwan		2,109,983

Portfolio of Investments	The accompanying notes are an integral part of these financial statements.

Portfolio of Investments  |  International Equity Fund  |  December 31, 2024  |  (Continued)
Common Stocks | 98.1% of portfolio (Continued)
	Shares	Value
United States of America | 2.0%
Linde PLC	3,999	$1,674,261
Total United States of America		1,674,261
Total Common Stocks
(Cost $65,603,519)		84,292,609
Money Market Fund | 1.9% of portfolio

State Street Institutional U.S. Government Money Market Fund Premier Class, 4.43% (c)	1,617,384	1,617,384
Total Money Market Fund
(Cost $1,617,384)		1,617,384
Total Investments in Securities
(Cost $67,220,903) | 100.0%		$85,909,993
(a)	Non-income producing.
(b)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. The securities have been determined to be liquid under criteria established by the Fund's Board of Directors. The total of such securities at period-end amounts to $2,158,079 and represents 2.5% of total investments.
(c)	7-day yield at December 31, 2024.
ADR -American Depositary Receipt
PLC -Public Limited Company
A/S -Aktieselskab
SA -Sociedad Anonima or Societe Anonyme
SE -Societas Europaea
REG -Registered Shares
AG -Aktiengesellschaft
NV -Naamloze Vennottschap
GDR -Global Depositary Receipt
AB -Aktiebolag
The accompanying notes are an integral part of these financial statements.	Portfolio of Investments

Portfolio of Investments
Small-Company Stock Fund  |  December 31, 2024

Common Stocks | 97.7% of portfolio
	Shares	Value
Consumer Discretionary | 7.6%
Broadline Retail
Savers Value Village, Inc. (a)	149,200	$1,529,300
Hotels, Restaurants & Leisure
Hilton Grand Vacations Inc. (a)	78,300	3,049,785
Household Durables
KB Home	30,300	1,991,316
Leisure Products
Malibu Boats, Inc., Class A (a)	41,800	1,571,262
YETI Holdings, Inc. (a)	82,700	3,184,777
Textiles, Apparel & Luxury Goods
Gildan Activewear Inc.	102,700	4,832,035
Kontoor Brands, Inc.	22,800	1,947,348
Total Consumer Discretionary		18,105,823
Energy | 6.5%
Oil, Gas & Consumable Fuels
Matador Resources Co.	48,700	2,739,862
Northern Oil and Gas, Inc.	130,800	4,860,528
Permian Resources Corp.	197,700	2,842,926
SM Energy Co.	129,200	5,007,792
Total Energy		15,451,108
Financials | 19.4%
Banks
Atlantic Union Bankshares Corp.	129,592	4,908,945
Cadence Bank	136,750	4,711,037
FB Financial Corp.	138,259	7,121,721
Glacier Bancorp, Inc.	104,116	5,228,706
Live Oak Bancshares, Inc.	123,000	4,864,650
Capital Markets
DigitalBridge Group, Inc.	319,200	3,600,576
Donnelley Financial Solutions, Inc. (a)	56,900	3,569,337
Consumer Finance
Encore Capital Group, Inc. (a)	116,283	5,554,839
Insurance
Kinsale Capital Group, Inc.	14,226	6,616,939
Total Financials		46,176,750
Health Care | 13.9%
Health Care Equipment & Supplies
Enovis Corp. (a)	67,176	2,947,683
Envista Holdings Corp. (a)	218,300	4,211,007
Globus Medical, Inc. (a)	66,225	5,477,470
Integer Holdings Corp. (a)	60,270	7,986,980
iRhythm Technologies, Inc. (a)	28,100	2,533,777
Lantheus Holdings, Inc. (a)	50,500	4,517,730
STAAR Surgical Co. (a)	61,536	1,494,709
Life Sciences Tools & Services
Medpace Holdings, Inc. (a)	12,250	4,069,818
Total Health Care		33,239,174
Common Stocks | 97.7% of portfolio (Continued)
	Shares	Value
Industrials | 25.2%
Aerospace & Defense
Triumph Group, Inc. (a)	310,330	$5,790,758
Building Products
Hayward Holdings, Inc. (a)	386,000	5,901,940
Commercial Services & Supplies
OPENLANE, Inc. (a)	152,500	3,025,600
Construction & Engineering
Comfort Systems USA, Inc.	17,288	7,331,149
Electrical Equipment
Atkore Inc.	34,000	2,837,300
Ground Transportation
Werner Enterprises, Inc.	73,333	2,634,122
Machinery
ESAB Corp.	57,176	6,857,689
Federal Signal Corp.	92,094	8,508,565
John Bean Technologies Corp.	34,600	4,397,660
Professional Services
CACI International Inc., Class A (a)	8,371	3,382,386
Verra Mobility Corp. (a)	51,800	1,252,524
Trading Companies & Distributors
Applied Industrial Technologies, Inc.	34,626	8,291,888
Total Industrials		60,211,581
Information Technology | 15.9%
Electronic Equipment, Instruments & Components
Advanced Energy Industries, Inc.	51,862	5,996,803
Plexus Corp. (a)	35,600	5,570,688
Semiconductors & Semiconductor Equipment
Axcelis Technologies, Inc. (a)	29,600	2,068,152
Diodes Inc. (a)	59,586	3,674,669
Software
Altair Engineering Inc., Class A (a)	66,877	7,296,949
Descartes Systems Group Inc. (The) (a)	69,970	7,948,592
Q2 Holdings, Inc. (a)	54,000	5,435,100
Total Information Technology		37,990,953
Materials | 6.5%
Chemicals
Avient Corp.	160,427	6,555,047
Element Solutions Inc.	70,400	1,790,272
Construction Materials
Summit Materials, Inc., Class A (a)	140,609	7,114,816
Total Materials		15,460,135
Real Estate | 2.7%
Health Care REITs
Community Healthcare Trust Inc.	78,900	1,515,669

Portfolio of Investments	The accompanying notes are an integral part of these financial statements.

Portfolio of Investments  |  Small-Company Stock Fund  |  December 31, 2024  |  (Continued)
Common Stocks | 97.7% of portfolio (Continued)
	Shares	Value
Real Estate | 2.7% (Continued)
Office REITs
Easterly Government Properties, Inc.	229,311	$2,604,973
Real Estate Management & Development
Cushman & Wakefield PLC (a)	182,600	2,388,408
Total Real Estate		6,509,050
Total Common Stocks
(Cost $165,635,730)		233,144,574

Money Market Fund | 2.3% of portfolio
	Shares	Value
State Street Institutional U.S. Government Money Market Fund Premier Class, 4.43% (b)	5,523,029	$5,523,029
Total Money Market Fund
(Cost $5,523,029)		5,523,029
Total Investments in Securities
(Cost $171,158,759) | 100.0%		$238,667,603

(a)	Non-income producing.
(b)	7-day yield at December 31, 2024.
PLC -Public Limited Company
The accompanying notes are an integral part of these financial statements.	Portfolio of Investments

Statements of Assets and Liabilities
December 31, 2024

Assets	Daily Income Fund	Short-Term Government Securities Fund	Short-Term Bond Fund
Investments in securities, excluding repurchase agreements, at value (cost:$196,145,614, $57,668,018, $433,355,376, $147,204,775, $15,296,922, $570,281,196, $180,529,825, $67,220,903 and $171,158,759, respectively)	$196,145,614	$57,009,095	$432,257,977
Repurchase Agreements, at value and cost	30,000,000	—	—
Cash	17,130	—	—
Foreign currency (cost $1)	—	—	—
Investment securities sold receivable	—	—	—
Dividends, interest, and tax reclaims receivable	331,230	259,239	3,415,203
Capital shares sold receivable	158,212	13,504	89,008
Prepaid expenses	12,164	6,645	13,832
Total Assets	226,664,350	57,288,483	435,776,020
Liabilities
Investment securities purchased payable	2,000,000	—	—
Accrued expenses payable	73,814	22,962	188,299
Independent Director/Trustee's deferred compensation payable	20,920	8,464	50,365
Capital shares redeemed payable	110,785	28,540	170,009
Dividends payable	3,703	2,006	39,008
Due to Homestead Advisers	99,216	32,421	264,977
Total Liabilities	2,308,438	94,393	712,658
Net Assets	$224,355,912	$57,194,090	$435,063,362
Net Assets Consist Of:
Distributable earnings (losses)	(14,390)	(3,917,144)	(32,457,829)
Paid-in-capital applicable to outstanding shares of 224,370,653, 11,523,187, 88,444,013, 31,089,479, 6,148,832, 19,774,824, 21,173,246, 9,057,378 and 9,042,615, respectively	224,370,302	61,111,234	467,521,191
Net Assets	$224,355,912	$57,194,090	$435,063,362
Net Asset Value Per Share	$1.00	$4.96	$4.92

(a)	Represents investment in the S&P 500 Index Master Portfolio managed by BlackRock Fund Advisors.

Statements of Assets and Liabilities	The accompanying notes are an integral part of these financial statements.

Intermediate Bond Fund	Stock Index Fund	Value Fund	Growth Fund	International Equity Fund	Small-Company Stock Fund
$139,659,076	$261,481,907(a)	$1,009,257,308	$391,432,151	$85,909,993	$238,667,603
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	1	—
—	59,008	—	66,949	—	—
1,125,103	—	843,900	60,609	378,031	166,662
29,802	48,689	598,423	159,164	162,236	48,150
6,159	13,068	15,645	16,786	18,824	7,127
140,820,140	261,602,672	1,010,715,276	391,735,659	86,469,085	238,889,542

—	—	—	—	—	—
76,325	50,138	325,822	103,923	6,693	126,831
3,843	17,094	88,015	16,669	14,068	47,001
35,146	107,696	319,851	315,287	31,664	214,366
1,307	—	—	—	—	—
98,603	85,381	523,193	255,944	66,182	210,296
215,224	260,309	1,256,881	691,823	118,607	598,494
$140,604,916	$261,342,363	$1,009,458,395	$391,043,836	$86,350,478	$238,291,048

(22,890,178)	244,461,997	460,248,295	218,439,038	18,981,700	71,938,355
163,495,094	16,880,366	549,210,100	172,604,798	67,368,778	166,352,693
$140,604,916	$261,342,363	$1,009,458,395	$391,043,836	$86,350,478	$238,291,048
$4.52	$42.50	$51.05	$18.47	$9.53	$26.35
The accompanying notes are an integral part of these financial statements.	Statements of Assets and Liabilities

Statements of Operations
For the Period Ended December 31, 2024

Investment Income	Daily Income Fund	Short-Term Government Securities Fund	Short-Term Bond Fund
Interest	$11,423,165	$2,219,144	$19,969,667
Dividends	—	—	—
Allocated from Master Portfolio
Dividends	—	—	—
Interest	—	—	—
Total Investment Income	11,423,165	2,219,144	19,969,667
Expenses
Management fees	878,524	257,715	2,630,726
Shareholder servicing fees	104,960	68,733	147,571
Custodian and accounting fees	101,408	74,085	170,851
Director, Trustee, and Board meeting expenses	81,077	35,953	145,523
Legal and audit fees	65,868	19,056	133,359
Registration fees	30,006	22,329	36,184
Printing and regulatory filings	14,304	8,507	21,351
Insurance	12,280	3,054	26,235
Communication	530	275	810
Sub-transfer agency fees	—	870	13,657
Other expenses	12,289	13,816	56,266
Administration fees	—	—	—
Allocated from Master Portfolio	—	—	—
Total Expenses	1,301,246	504,393	3,382,533
Less fees waived and/or expenses reimbursed by Homestead Advisers	—	(74,892)	—
Net Expenses	1,301,246	429,501	3,382,533
Net Investment Income (Loss)	10,121,919	1,789,643	16,587,134
Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	5,918	70,753	(1,908,856)
Net change in unrealized apprecation (depreciation)	—	(74,097)	2,994,624
Net Gain (Loss) On Investments	5,918	(3,344)	1,085,768
Net Increase In Net Assets From Operations	$10,127,837	$1,786,299	$17,672,902

(a)	Includes foreign tax withholding expense of $16,994 in Stock Index, $68,869 in Value, $5,067 in Growth, $222,630 in International Equity and $5,513 in Small Company Stock Funds.
(b)	Represents expenses allocated to the Fund by the S&P 500 Master Portfolio after expense reimbursements of $1,700.
(c)	Represents realized and unrealized gains on investments allocated from the Master Portfolio.

Statements of Operations	The accompanying notes are an integral part of these financial statements.

Intermediate Bond Fund	Stock Index Fund	Value Fund	Growth Fund	International Equity Fund	Small-Company Stock Fund
$5,937,822	$—	$675,373	$111,228	$147,470	$217,955
—	—	18,884,852(a)	1,723,883(a)	1,973,831(a)	2,224,722(a)

—	3,349,755(a)	—	—	—	—
—	50,080	—	—	—	—
5,937,822	3,399,835	19,560,225	1,835,111	2,121,301	2,442,677

810,810	—	4,769,996	2,302,509	661,004	2,018,284
63,516	157,833	294,010	173,310	121,780	196,792
114,386	82,259	216,460	119,870	81,951	91,646
43,761	117,390	319,200	145,177	67,992	153,140
39,720	75,321	297,312	105,236	27,615	79,985
33,190	37,419	42,665	29,359	25,587	34,384
7,529	22,938	49,220	26,916	16,513	34,654
6,176	13,780	58,244	19,651	4,777	15,960
257	856	1,785	989	611	1,099
—	17,698	233,792	36,257	1,069	110,413
37,451	19,176	69,339	22,099	8,526	20,419
—	620,792	—	—	—	—
—	24,139(b)	—	—	—	—
1,156,796	1,189,601	6,352,023	2,981,373	1,017,425	2,756,776
(76,170)	—	—	—	—	—
1,080,626	1,189,601	6,352,023	2,981,373	1,017,425	2,756,776
4,857,196	2,210,234	13,208,202	(1,146,262)	1,103,876	(314,099)

(301,531)	727,001(c)	90,893,410	28,724,231	1,067,103	15,763,481
(2,070,728)	50,322,952(c)	29,468,688	67,779,800	(1,227,957)	4,238,054
(2,372,259)	51,049,953	120,362,098	96,504,031	(160,854)	20,001,535
$2,484,937	$53,260,187	$133,570,300	$95,357,769	$943,022	$19,687,436
The accompanying notes are an integral part of these financial statements.	Statements of Operations

Statements of Changes in Net Assets

	Daily Income Fund
	Year Ended December 31, 2024	Year Ended December 31, 2023
Increase (Decrease) In Net Assets
Operations
Net investment income	$10,121,919	$9,363,598
Net realized gain (loss) on investments	5,918	25,041
Net change in unrealized appreciation (depreciation)	—	—
Increase in net assets from operations	10,127,837	9,388,639
Distributions to Shareholders
Distributions to shareholders	(10,057,835)	(9,394,022)
Total Distributions to shareholders	(10,057,835)	(9,394,022)
Capital Share Transactions
Net capital share transactions	5,834,131	13,896,810
Total increase (decrease) in net assets from capital transactions	5,834,131	13,896,810
Total Increase (Decrease) In Net Assets	5,904,133	13,891,427
Net Assets
Beginning of year	$218,451,779	$204,560,352
End of year	$224,355,912	$218,451,779

Statements of Changes in Net Assets	The accompanying notes are an integral part of these financial statements.

Short-Term Government Securities Fund		Short-Term Bond Fund		Intermediate Bond Fund
Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023

$1,789,643	$1,542,921	$16,587,134	$14,999,987	$4,857,196	$4,187,238
70,753	(1,775,629)	(1,908,856)	(8,004,165)	(301,531)	(2,720,517)
(74,097)	2,978,670	2,994,624	16,931,812	(2,070,728)	6,252,736
1,786,299	2,745,962	17,672,902	23,927,634	2,484,937	7,719,457

(1,848,507)	(1,549,864)	(16,703,009)	(15,029,963)	(4,927,834)	(4,248,715)
(1,848,507)	(1,549,864)	(16,703,009)	(15,029,963)	(4,927,834)	(4,248,715)

(181,096)	(11,429,455)	(13,167,189)	(42,445,620)	14,228,621	(5,409,476)
(181,096)	(11,429,455)	(13,167,189)	(42,445,620)	14,228,621	(5,409,476)
(243,304)	(10,233,357)	(12,197,296)	(33,547,949)	11,785,724	(1,938,734)

$57,437,394	$67,670,751	$447,260,658	$480,808,607	$128,819,192	$130,757,926
$57,194,090	$57,437,394	$435,063,362	$447,260,658	$140,604,916	$128,819,192

The accompanying notes are an integral part of these financial statements.	Statements of Changes in Net Assets

Statements of Changes in Net Assets (Continued)

	Stock Index Fund
	Year Ended December 31, 2024	Year Ended December 31, 2023
Increase (Decrease) In Net Assets
Operations
Net investment income	$2,210,234	$2,499,444
Net realized gain (loss) on investments	727,001	912,857
Net change in unrealized appreciation (depreciation)	50,322,952	44,074,512
Increase in net assets from operations	53,260,187	47,486,813
Distributions to Shareholders
Distributions to shareholders	(2,817,984)	(3,092,059)
Total Distributions to shareholders	(2,817,984)	(3,092,059)
Capital Share Transactions
Net capital share transactions	(13,126,847)	(12,007,847)
Total increase (decrease) in net assets from capital transactions	(13,126,847)	(12,007,847)
Total Increase (Decrease) In Net Assets	37,315,356	32,386,907
Net Assets
Beginning of year	$224,027,007	$191,640,100
End of year	$261,342,363	$224,027,007

Statements of Changes in Net Assets	The accompanying notes are an integral part of these financial statements.

Value Fund		Growth Fund		International Equity Fund
Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023

$13,208,202	$13,667,395	$(1,146,262)	$(783,224)	$1,103,876	$1,237,489
90,893,410	58,744,792	28,724,231	12,893,471	1,067,103	3,478,561
29,468,688	38,827,904	67,779,800	95,677,279	(1,227,957)	7,640,203
133,570,300	111,240,091	95,357,769	107,787,526	943,022	12,356,253

(92,287,765)	(59,752,144)	(23,481,037)	(8,038,053)	(2,337,192)	(4,836,958)
(92,287,765)	(59,752,144)	(23,481,037)	(8,038,053)	(2,337,192)	(4,836,958)

19,382,227	(27,827,153)	(840,941)	(14,419,750)	837,726	(2,703,524)
19,382,227	(27,827,153)	(840,941)	(14,419,750)	837,726	(2,703,524)
60,664,762	23,660,794	71,035,791	85,329,723	(556,444)	4,815,771

$948,793,633	$925,132,839	$320,008,045	$234,678,322	$86,906,922	$82,091,151
$1,009,458,395	$948,793,633	$391,043,836	$320,008,045	$86,350,478	$86,906,922

The accompanying notes are an integral part of these financial statements.	Statements of Changes in Net Assets

Statements of Changes in Net Assets (Continued)

	Small-Company Stock Fund
	Year Ended December 31, 2024	Year Ended December 31, 2023
Increase (Decrease) In Net Assets
Operations
Net investment income	$(314,099)	$300,554
Net realized gain (loss) on investments	15,763,481	9,554,165
Net change in unrealized appreciation (depreciation)	4,238,054	28,002,458
Increase in net assets from operations	19,687,436	37,857,177
Distributions to Shareholders
Distributions to shareholders	(12,490,919)	(9,484,072)
Total Distributions to shareholders	(12,490,919)	(9,484,072)
Capital Share Transactions
Net capital share transactions	(15,914,236)	(21,709,675)
Total increase (decrease) in net assets from capital transactions	(15,914,236)	(21,709,675)
Total Increase (Decrease) In Net Assets	(8,717,719)	6,663,430
Net Assets
Beginning of year	$247,008,767	$240,345,337
End of year	$238,291,048	$247,008,767
Statements of Changes in Net Assets	The accompanying notes are an integral part of these financial statements.

Financial Highlights
Daily Income Fund

The financial highlights tables are intended to help you understand the Fund's financial performance for the past 5 years or, if shorter, the period of a Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).
	Year Ended December 31,
For a Share Outstanding Throughout Each Year	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Year	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0.05	0.04	0.01(a,b)	—(a,b,c)	(—)(a,b,c)
Net realized and unrealized gain (loss) on investments	—(c)	—(c)	—(c)	—(c)	—(c)
Total from investment operations	0.05	0.04	0.01(a)	—(a,c)	—(a,c)
Distributions
Net investment income	(0.05)	(0.04)	(0.01)	—(c)	—(c)
Net realized gain	—	—	—	—	—
Total distributions	(0.05)	(0.04)	(0.01)	—(a,c)	—(a,c)
Net Asset Value, End of Year	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return	4.68%	4.58%	1.20%	0.01%	0.19%
Ratios/Supplemental Data
Net assets, end of year (thousands)	$224,356	$218,452	$204,560	$179,589	$171,783
Ratio of net investment income to average net assets	4.61%	4.48%	1.24%(a,b)	0.01%(a,b)	0.17%(a,b)
Ratio of gross expenses before voluntary expense limitation to average net assets	0.59%	0.59%	0.59%	0.70%	0.78%
Ratio of expenses to average net assets	0.59%	0.59%	0.48%(a,b)	0.04%(a,b)	0.37%(a,b)

(a)	Effective August 14, 2009, Homestead Advisers agreed to waive fees and/or reimburse expenses to the extent necessary to assist the Fund in attempting to maintain a positive yield. The temporary waiver continued through May 11, 2017 and April 20, 2020 through May 6, 2022.
(b)	Excludes excess investment management fees and other expenses voluntarily waived and reimbursed by Homestead Advisers.
(c)	Less than $0.01 per share.
The accompanying notes are an integral part of these financial statements.	Financial Highlights

Financial Highlights
Short-Term Government Securities Fund

	Year Ended December 31,
For a Share Outstanding Throughout Each Year	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Year	$4.97	$4.87	$5.21	$5.29	$5.21
Income from investment operations
Net investment income	0.16	0.12	0.06	0.02	0.03
Net realized and unrealized gain (loss) on investments	(0.01)	0.10	(0.34)	(0.08)	0.18
Total from investment operations	0.15	0.22	(0.28)	(0.06)	0.21
Distributions
Net investment income	(0.16)	(0.12)	(0.06)	(0.02)	(0.03)
Net realized gain	—	—	—	—	(0.10)
Total distributions	(0.16)	(0.12)	(0.06)	(0.02)	(0.13)
Net Asset Value, End of Year	$4.96	$4.97	$4.87	$5.21	$5.29
Total Return	3.07%	4.68%	-5.41%	-1.18%	4.13%
Ratios/Supplemental Data
Net assets, end of year (thousands)	$57,194	$57,437	$67,671	$77,512	$89,150
Ratio of net investment income to average net assets	3.12%(a)	2.51%(a)	1.16%(a)	0.32%(a)	0.58%(a)
Ratio of gross expenses before expense limitation to average net assets	0.88%	0.84%	0.80%	0.79%	0.81%
Ratio of expenses to average net assets	0.75%(a)	0.75%(a)	0.75%(a)	0.75%(a)	0.75%(a)
Portfolio turnover rate	463%(b)	442%(b,c)	202%(b)	155%(b)	299%(b)

(a)	Excludes expenses in excess of a 0.75% contractual expense limitation with Homestead Advisers, in effect through April 30, 2026.
(b)	Rate includes purchases and sales of long-term U.S. Treasury Bonds.
(c)	The change in the portfolio turnover rate from 2022 to 2023, is due to an increase in trading of U.S. Treasury bonds, due to market events.
Financial Highlights	The accompanying notes are an integral part of these financial statements.

Financial Highlights
Short-Term Bond Fund

	Year Ended December 31,
For a Share Outstanding Throughout Each Year	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Year	$4.91	$4.81	$5.19	$5.32	$5.23
Income from investment operations
Net investment income	0.19	0.16	0.08	0.02	0.05
Net realized and unrealized gain (loss) on investments	0.01	0.10	(0.38)	(0.08)	0.23
Total from investment operations	0.20	0.26	(0.30)	(0.06)	0.28
Distributions
Net investment income	(0.19)	(0.16)	(0.08)	(0.02)	(0.05)
Net realized gain	—	—	—	(0.05)	(0.14)
Total distributions	(0.19)	(0.16)	(0.08)	(0.07)	(0.19)
Net Asset Value, End of Year	$4.92	$4.91	$4.81	$5.19	$5.32
Total Return	4.09%	5.40%	-5.72%	-1.11%	5.42%
Ratios/Supplemental Data
Net assets, end of year (thousands)	$435,063	$447,261	$480,809	$565,306	$565,061
Ratio of net investment income to average net assets	3.78%	3.20%	1.66%	0.40%	0.92%
Ratio of expenses to average net assets	0.77%	0.76%	0.76%	0.79%	0.78%
Portfolio turnover rate	322%(a)	395%(a)	328%(a)	355%(a)	328%(a)

(a)	Rate includes purchases and sales of long-term U.S. Treasury Bonds.
The accompanying notes are an integral part of these financial statements.	Financial Highlights

Financial Highlights
Intermediate Bond Fund

	Year Ended December 31,
For a Share Outstanding Throughout Each Period	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Year	$4.61	$4.48	$5.28	$5.41	$5.13
Income from investment operations
Net investment income	0.17	0.15	0.10	0.07	0.08
Net realized and unrealized gain (loss) on investments	(0.09)	0.13	(0.80)	(0.13)	0.36
Total from investment operations	0.08	0.28	(0.70)	(0.06)	0.44
Distributions
Net investment income	(0.17)	(0.15)	(0.10)	(0.07)	(0.08)
Net realized gain	—	—	—	—	(0.08)
Total distributions	(0.17)	(0.15)	(0.10)	(0.07)	(0.16)
Net Asset Value, End of Year	$4.52	$4.61	$4.48	$5.28	$5.41
Total Return	1.68%	6.35%	-13.38%	-1.12%	8.70%
Ratios/Supplemental Data
Net assets, end of year (thousands)	$140,605	$128,819	$130,758	$151,336	$92,660
Ratio of net investment income to average net assets	3.59%(a)	3.24%(a)	1.93%(a)	1.03%(a)	1.19%(a)
Ratio of gross expenses before expense limitation to average net assets	0.86%	0.89%	0.87%	0.91%	1.13%
Ratio of expenses to average net assets	0.80%(a)	0.80%(a)	0.80%(a)	0.80%(a)	0.80%(a)
Portfolio turnover rate	131%(b)	189%(b)	258%(b)	249%(b)	359%(b)

(a)	Excludes expenses in excess of a 0.80% contractual expense limitation with Homestead Advisers, in effect through April 30, 2026.
(b)	Rate includes purchases and sales of long-term U.S. Treasury Bonds.
Financial Highlights	The accompanying notes are an integral part of these financial statements.

Financial Highlights
Stock Index Fund

	Year Ended December 31,
For a Share Outstanding Throughout Each Year	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Year	$34.53	$27.85	$34.82	$27.78	$23.93
Income from investment operations
Net investment income	0.37	0.39	0.34	0.29	0.32
Net realized and unrealized gain (loss) on investments	8.06	6.77	(6.78)	7.50	3.92
Total from investment operations	8.43	7.16	(6.44)	7.79	4.24
Distributions
Net investment income	(0.35)	(0.36)	(0.34)	(0.30)	(0.31)
Net realized gain	(0.11)	(0.12)	(0.19)	(0.45)	(0.08)
Total distributions	(0.46)	(0.48)	(0.53)	(0.75)	(0.39)
Net Asset Value, End of Year	$42.50	$34.53	$27.85	$34.82	$27.78
Total Return	24.39%	25.73%	-18.50%	28.09%	17.80%
Ratios/Supplemental Data
Net assets, end of year (thousands)	$261,342	$224,027	$191,640	$241,756	$188,823
Ratio of net investment income to average net assets	0.89%	1.20%	1.12%	0.91%	1.30%
Ratio of expenses to average net assets	0.48%	0.44%	0.48%	0.50%	0.53%
Portfolio turnover rate (a)	N/A	N/A	N/A	N/A	N/A

(a)	Substantially all of the assets of the Stock Index Fund are invested in the S&P 500 Index Master Portfolio managed by BlackRock Fund Advisors. Please refer to the financial highlights in the Appendix for the portfolio turnover rate of the S&P 500 Index Master Portfolio.
The accompanying notes are an integral part of these financial statements.	Financial Highlights

Financial Highlights
Value Fund

	Year Ended December 31,
For a Share Outstanding Throughout Each Year	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Year	$48.96	$46.29	$54.33	$47.28	$51.51
Income from investment operations
Net investment income	0.67	0.72	0.68	0.63	0.66
Net realized and unrealized gain (loss) on investments	6.38	5.14	(3.84)	11.12	2.94
Total from investment operations	7.05	5.86	(3.16)	11.75	3.60
Distributions
Net investment income	(0.66)	(0.72)	(0.68)	(0.64)	(0.66)
Net realized gain	(4.30)	(2.47)	(4.20)	(4.06)	(7.17)
Total distributions	(4.96)	(3.19)	(4.88)	(4.70)	(7.83)
Net Asset Value, End of Year	$51.05	$48.96	$46.29	$54.33	$47.28
Total Return	14.31%	12.86%	-5.50%	25.07%	7.61%
Ratios/Supplemental Data
Net assets, end of year (thousands)	$1,009,458	$948,794	$925,133	$1,048,264	$928,744
Ratio of net investment income to average net assets	1.30%	1.50%	1.42%	1.14%	1.35%
Ratio of expenses to average net assets	0.62%	0.64%	0.62%	0.63%	0.65%
Portfolio turnover rate	14%	10%	10%	9%	22%
Financial Highlights	The accompanying notes are an integral part of these financial statements.

Financial Highlights
Growth Fund

	Year Ended December 31,
For a Share Outstanding Throughout Each Year	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Year	$14.98	$10.40	$16.66	$15.56	$11.78
Income from investment operations
Net investment loss	—(a)	(—)	—	(0.08)	(—)
Net realized and unrealized gain (loss) on investments	4.65	4.96	(5.55)	2.70	4.52
Total from investment operations	4.65	4.96	(5.55)	2.62	4.52
Distributions
Net investment income	—	—	—	—	—
Net realized gain	(1.16)	(0.38)	(0.71)	(1.52)	(0.74)
Total distributions	(1.16)	(0.38)	(0.71)	(1.52)	(0.74)
Net Asset Value, End of Year	$18.47	$14.98	$10.40	$16.66	$15.56
Total Return	30.90%	47.81%	-33.45%	17.13%	38.65%
Ratios/Supplemental Data
Net assets, end of year (thousands)	$391,044	$320,008	$234,678	$379,264	$319,660
Ratio of net investment loss to average net assets	(0.32)%	(0.28)%	(0.35)%	(0.50)%	(0.46)%
Ratio of expenses to average net assets	0.82%	0.84%	0.83%	0.84%	0.89%
Portfolio turnover rate	20%	19%	23%	26%	23%

(a)	Less than $0.01 per share.
The accompanying notes are an integral part of these financial statements.	Financial Highlights

Financial Highlights
International Equity Fund

	Year Ended December 31,
For a Share Outstanding Throughout Each Year	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Year	$9.69	$8.86	$11.52	$10.84	$8.99
Income from investment operations
Net investment income	0.12	0.14	0.19	0.13	0.06
Net realized and unrealized gain (loss) on investments	(0.02)	1.25	(2.40)	1.07	1.86
Total from investment operations	0.10	1.39	(2.21)	1.20	1.92
Distributions
Net investment income	(0.11)	(0.15)	(0.18)	(0.12)	(0.07)
Net realized gain	(0.15)	(0.41)	(0.27)	(0.40)	—
Total distributions	(0.26)	(0.56)	(0.45)	(0.52)	(0.07)
Net Asset Value, End of Year	$9.53	$9.69	$8.86	$11.52	$10.84
Total Return	1.01%	15.82%	-19.13%	11.09%	21.34%
Ratios/Supplemental Data
Net assets, end of year (thousands)	$86,350	$86,907	$82,091	$103,285	$91,541
Ratio of net investment income to average net assets	1.25%	1.45%(a)	1.97%(a)	1.07%(a)	0.65%(a)
Ratio of gross expenses before voluntary expense limitation to average net assets	1.15%	1.14%	1.16%	1.19%	1.24%
Ratio of expenses to average net assets	1.15%	1.04%(a)	1.00%(a)	1.00%(a)	0.99%(a)
Portfolio turnover rate	12%	20%	13%	13%	15%

(a)	Excludes expenses in excess of a 0.99% contractual expense limitation with Homestead Advisers prior to May 1, 2021 and a 1.00% contractual expense limitation with Homestead Advisers, in effect from May 1, 2021 through September 23, 2023.
Financial Highlights	The accompanying notes are an integral part of these financial statements.

Financial Highlights
Small-Company Stock Fund

	Year Ended December 31,
For a Share Outstanding Throughout Each Year	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Year	$25.55	$22.69	$28.72	$28.36	$26.25
Income from investment operations
Net investment income	0.01	0.02	(—)	0.12	(—)
Net realized and unrealized gain (loss) on investments	2.22	3.83	(4.87)	5.53	5.70
Total from investment operations	2.23	3.85	(4.87)	5.65	5.70
Distributions
Net investment income	—	(0.02)	—(a)	(0.12)	—(a)
Net realized gain	(1.43)	(0.97)	(1.16)	(5.17)	(3.59)
Total distributions	(1.43)	(0.99)	(1.16)	(5.29)	(3.59)
Net Asset Value, End of Year	$26.35	$25.55	$22.69	$28.72	$28.36
Total Return	8.52%	17.09%	-16.91%	20.68%	22.08%
Ratios/Supplemental Data
Net assets, end of year (thousands)	$238,291	$247,009	$240,345	$314,019	$286,538
Ratio of net investment income (loss) to average net assets	(0.13)%	0.13%	0.01%	0.36%	(0.16)%
Ratio of expenses to average net assets	1.14%	1.07%	1.05%	1.06%	1.12%
Portfolio turnover rate	17%	15%	16%	24%	18%

(a)	Less than $0.01 per share.
The accompanying notes are an integral part of these financial statements.	Financial Highlights

Notes to Financial Statements

1.    Organization
Homestead Funds, Inc. (the "Corporation") is a Maryland corporation organized on June 29, 1990.  Homestead Funds Trust (the "Trust") is a Massachusetts business trust organized on February 15, 2019.  The Corporation and the Trust are each registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation currently consists of eight portfolios, Daily Income Fund, Short-Term Government Securities Fund, Short-Term Bond Fund, Stock Index Fund, Value Fund, Growth Fund, International Equity Fund, and Small-Company Stock Fund, and the Trust currently consists of the Intermediate Bond Fund (each individually a  "Fund" and collectively, the "Homestead Funds" or "Funds").  The Board of Directors of the Corporation and the Board of Trustees of the Trust are referred to collectively as the "Board".  The Rural America Growth and Income Fund was liquidated on June 12th, 2024.
Each Fund is a separate investment portfolio with distinct investment objectives, investment programs, policies and restrictions. The investment objectives of the Funds, as well as the nature and risks of the investment activities of each Fund, are set forth more fully in Homestead Funds’ Prospectus and Statement of Additional Information.  All of the Funds are diversified for purposes of the Act.
The Stock Index Fund pursues its investment objective by seeking to replicate the total return performance of the S&P 500 Index, which is composed of 500 selected common stocks, most of which are listed on the New York Stock Exchange. At December 31, 2024, the Stock Index Fund was operating as a feeder fund, whereby substantially all of its assets are invested in the S&P 500 Index Master Portfolio (“Master Portfolio”), an open-end investment company managed by BlackRock Fund Advisors. At December 31, 2024, the Stock Index Fund’s investment constituted 0.58% of the Master Portfolio.
2.    Summary of Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Homestead Funds is considered an Investment Company under GAAP and follows the accounting and reporting guidance set forth in ASC Topic 946 Financial Services—Investment Companies. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Security Valuation Each Fund’s net asset value per share is calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m. ET), ("Valuation Time").  Net asset values per share normally are calculated every day the NYSE is open for regular trading. The NYSE is closed on weekends and major holidays. On any day that regular trading on the NYSE closes earlier than scheduled, the Fund will advance the time as of which the NAV is calculated and, therefore, also the time by which purchase and redemption orders must be received in order to receive that day's NAV.  The Board has designated Homestead Advisers Corp. ("Adviser" or "Homestead Advisers") as the Funds' valuation designee pursuant to Rule 2a-5 under the 1940 Act effective September 8, 2022.  Homestead Advisers and the Board have each adopted policies and procedures for the valuation of portfolio securities ("Valuation Procedures").  Portfolio securities for which market quotations are readily available are valued at current market value as of the Valuation Time in accordance with the Valuation Procedures. Market value is generally determined on the basis of official closing prices or the last reported sales prices and/or may be based on quotes or prices (including evaluated prices) supplied by the Funds’ approved independent pricing services. Homestead Advisers will fair value a security in accordance with the Valuation Procedures if: (i) readily available market quotations are not available; (ii) in the opinion of the Homestead Advisers, the market value does not constitute a readily available market quotation or does not reflect fair value; or (iii) a significant event has occurred that would impact a security's valuation.
The Board has delegated day-to-day responsibility for determining the fair value of securities to the Adviser.  Homestead Advisers has chartered an internal Valuation Committee to oversee the implementation of the Valuation Procedures, monitor the valuation process, and provide quarterly reports to the Board. The Valuation Committee reports all instances of fair valuation to the Board at each quarterly Board meeting, as applicable.
A disclosure hierarchy that categorizes the inputs used to value assets and liabilities at measurement date has been established under GAAP. These inputs are summarized into three broad levels as follows:
•  Level 1—quoted prices in active markets for identical investments;
•  Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
Notes to Financial Statements

Notes to Financial Statements  |   (Continued)
•  Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period.
The Funds use the following valuation techniques to value securities by major category:
Registered investment company shares (other than shares of exchange-traded funds and closed-end fund shares that trade on an exchange) are valued at the net asset value determined by the registered investment company after the close of the NYSE. The Funds invest in regulated investment companies that seek to maintain a share price of $1.00 and are categorized as Level 1 in the hierarchy.
Domestic equity securities and shares of exchange traded funds that are traded on a national securities exchange are valued at the closing price as reported by an independent pricing service from the primary market in which the securities trade and are categorized as Level 1. Securities not traded or dealt in upon a national securities exchange for which over-the-counter market quotations are readily available generally are valued (i) at the last quoted sales price (if adequate trading volume is present) or, (ii) otherwise at the last bid price.
Foreign equity securities that are traded on a foreign exchange are valued based on the closing price as reported by an independent pricing service from the primary market in which such securities are normally traded. An independent pricing service is utilized to fair value foreign equity securities based on the impact of market events between the close of the foreign exchange and the time the net asset value is calculated. Foreign equity securities that are fair valued are categorized as Level 2 in the hierarchy and foreign equity securities not fair valued are categorized as Level 1.
Fixed-income securities, including corporate, government, municipal, mortgage-backed and asset-backed securities are (1) valued by an independent pricing service based on market prices or broker/dealer quotations or other appropriate measures, or (2) valued at market value generated by Homestead Advisers using a pricing matrix or model based on benchmark yields, issuer, spreads,monthly payment information or other available market information for securities of similar characteristics.  For purposes of the Valuation Procedures, the process described in (2) is deemed to be a fair valuation of such portfolio securities, solely for the purpose of the applicability of the fair valuation determinations set forth in the Valuation Procedures. For fixed-income securities, the security is valued following the sequence above and flows to the next method only if the prior method is not available.
Fixed income securities utilizing these methods are generally categorized as Level 2. Fixed income securities that are valued using only a broker quote, absent corroborating observable inputs are categorized as Level 3.
Fixed income securities and commercial paper held in the Daily Income Fund are valued at amortized cost and are categorized as Level 2 in the hierarchy. The amortized cost method does not take into account unrealized gains or losses on the portfolio securities. Amortized cost valuation involves initially valuing a security at its cost, and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which the value of a security, as determined by amortized cost, may be higher or lower than the price the Daily Income Fund would receive if it sold the security.
If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would impact a security’s valuation, the security will be fair valued as determined in good faith by the Fund's Adviser as the Valuation Designee. The determination of a security’s fair value price often involves the consideration of a number of subjective factors, and therefore, is subject to the risk that the value that is assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security were readily available. Such securities are generally categorized as Level 3 in the hierarchy.
The Stock Index Fund records its investment in the Master Portfolio at the market value of its proportionate interest in the net assets of the Master Portfolio. For purposes of determining the net asset value of the Stock Index Fund, the securities of the Master Portfolio are priced by the investment advisor to the Master Portfolio under the direction of the Board of Trustees of the Master Portfolio. The policies and procedures are discussed in the notes to the Master Portfolio’s financial statements, included in the Appendix of this report.
Notes to Financial Statements

Notes to Financial Statements  |   (Continued)
The following table summarizes each Fund’s investments, based on the inputs used to determine their values on December 31, 2024 (other than Stock Index Fund). The level classifications of the Master Portfolio as of December 31, 2024 are included in the Appendix.
Daily Income Fund	Level 1	Level 2	Level 3	Total
U.S. Government & Agency Obligations	$ —	$159,108,202	$ —	$159,108,202
Repurchase Agreements	—	30,000,000	—	30,000,000
Money Market Fund	37,037,412	—	—	37,037,412
Total	$37,037,412	$189,108,202	$ —	$226,145,614

Short-Term Government Securities Fund
U.S. Government & Agency Obligations	$ —	$32,452,434	$ —	$32,452,434
Mortgage-Backed Securities	—	14,670,304	—	14,670,304
Corporate Bonds Guaranteed by Export-Import Bank of the United States	—	4,281,385	—	4,281,385
Corporate Bonds–Other	—	2,335,972	—	2,335,972
Asset-Backed Securities	—	1,898,839	—	1,898,839
Money Market Fund	1,370,161	—	—	1,370,161
Total	$1,370,161	$55,638,934	$ —	$57,009,095

Short-Term Bond Fund
Corporate Bonds–Other	$ —	$148,233,696	$ —	$148,233,696
U.S. Government & Agency Obligations	—	129,875,809	—	129,875,809
Asset-Backed Securities	—	51,502,932	—	51,502,932
Mortgage-Backed Securities	—	49,819,374	—	49,819,374
Yankee Bonds	—	43,286,786	—	43,286,786
Corporate Bonds Guaranteed by Export-Import Bank of the United States	—	1,682,177	—	1,682,177
Money Market Fund	7,857,203	—	—	7,857,203
Total	$7,857,203	$424,400,774	$ —	$432,257,977

Intermediate Bond Fund
Corporate Bonds–Other	$ —	$43,823,690	$ —	$43,823,690
Mortgage-Backed Securities	—	38,081,853	—	38,081,853
U.S. Government & Agency Obligations	—	31,892,717	—	31,892,717
Asset-Backed Securities	—	12,314,223	—	12,314,223
Yankee Bonds	—	9,122,236	—	9,122,236
Municipal Bonds	—	1,570,311	—	1,570,311
Corporate Bond Guaranteed by Export-Import Bank of the United States	—	35,733	—	35,733
Money Market Fund	2,818,313	—	—	2,818,313
Total	$2,818,313	$136,840,763	$ —	$139,659,076

Value Fund
Common Stocks	$996,626,884	$ —	$ —	$996,626,884
Money Market Fund	12,630,424	—	—	12,630,424
Total	$1,009,257,308	$ —	$ —	$1,009,257,308

Growth Fund
Common Stocks	$388,311,353	$ —	$ —	$388,311,353
Money Market Fund	3,120,798	—	—	3,120,798
Total	$391,432,151	$ —	$ —	$391,432,151

International Equity Fund
Common Stocks	$16,769,171	$67,523,438	$ —	$84,292,609
Money Market Fund	1,617,384	—	—	1,617,384
Total	$18,386,555	$67,523,438	$ —	$85,909,993

Notes to Financial Statements

Notes to Financial Statements  |   (Continued)
Small-Company Stock Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$233,144,574	$ —	$ —	$233,144,574
Money Market Fund	5,523,029	—	—	5,523,029
Total	$238,667,603	$ —	$ —	$238,667,603
Foreign currency The International Equity Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contract’s terms. Foreign-denominated assets, including investment securities and liabilities are translated into U.S. dollars at the exchange rate at the end of the period. Purchases and sales of investment securities and income and dividends received are translated into U.S. dollars at the exchange rate in effect on the transaction date. Currency gains and losses and the effects of exchange rate fluctuations on investments are included with the realized and unrealized gain (loss) on investment securities.
To-be-announced securities  The Intermediate Bond Fund purchases securities on a to-be-announced (TBA) basis, with payment and delivery scheduled for a future date.  These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price.  The Fund maintains liquid assets sufficient to settle its commitment to purchase a TBA security.
Repurchase Agreements  The Daily Income Fund may enter into repurchase agreements.  Collateral on repurchase agreements is taken into possession by the Fund upon entering into the repurchase agreement.  Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is a least 102% of the sales price of the repurchase agreement.  The principal amount of the repurchase agreement is equal to the value at period-end.  If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Daily Income Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.
Distributions to shareholders Dividends to shareholders are recorded on the ex-dividend date. Ordinary income dividends for the Daily Income, Short-Term Government Securities, Short-Term Bond, and Intermediate Bond Funds are declared daily and paid monthly. Ordinary income dividends for Value Fund are declared and paid semi-annually. Ordinary income dividends for Stock Index, Growth, International Equity, and Small-Company Stock Funds are declared and paid annually. Capital gains dividends, if any, are declared and paid at the end of each fiscal year. Any unpaid ordinary income or capital gains will be paid in June of the subsequent year, but no later than the extended due date of the federal tax return.
Other Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount, and expenses are recorded on the accrual basis. Investment transactions are recorded as of the trade date. Realized gains and losses from investment transactions are reported on the identified cost basis.
The Stock Index Fund records a pro rata share of the Master Portfolio’s income, expenses, and realized and unrealized gains and losses in addition to the Fund’s own expenses, which are accrued daily.
In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future and therefore cannot be estimated; however,  the Funds have not had prior claims or losses pursuant to these contracts.
General expenses of the Trust are allocated to each fund of the Trust and general expenses of the Corporation are allocated to each fund of the Corporation, in each case based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund are charged to that Fund.
Management considered events occurring between the date of this report, December 31, 2024, and the date of issuance of this report in determining adjustments to the financial statements or necessary disclosures in this report.
3.    Federal Income Tax Information
The Funds' policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income to its shareholders. Therefore, no provision for Federal income taxes is required.
Management has analyzed the Funds’ tax positions and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management’s conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to new tax laws, regulations and administrative interpretations.
Notes to Financial Statements

Notes to Financial Statements  |   (Continued)
Each Fund files U.S. federal, state, and local tax returns as required. Each Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after filing of the tax return but could be longer in certain circumstances.
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of the following: futures and options transactions, foreign currency transactions, losses deferred due to wash sales, losses deferred due to post-October losses, unused capital losses, partnership investments, deferred Director’s fees, passive foreign investment company transactions, and REIT transactions, which are reflected as book/tax differences in the following tables.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Reclassifications recorded in 2024 include paydown losses for Short-Term Government Securities, Short-Term Bond, and Intermediate Bond Funds; prior year excise tax and partnership adjustments for Stock Index Fund; REIT transactions, deemed distribution due to equalization, redesignations, and prior year adjustments for Value Fund; ordinary losses and prior year adjustments for Growth Fund; foreign currency transactions for International Equity Fund; and dividend redesignations, REIT transactions, deemed distributions due to equalization, ordinary losses, prior year excise tax, and prior year adjustments for Small-Company Stock Fund. The tax reclassifications for 2024 are reflected below.
	Distributable Earnings (Losses)	Paid in Capital
Daily Income Fund	$—	$—
Short-Term Gov. Securities Fund	$—	$—
Short-Term Bond Fund	$1	$(1)
Intermediate Bond Fund	$—	$—
Stock Index Fund	$10,890	$(10,890)
Value Fund	$(3,773,017)	$3,773,017
Growth Fund	$1,182,225	$(1,182,225)
International Equity Fund	$—	$—
Small-Company Stock Fund	$(35,561)	$35,561

Tax character of distributions paid in 2024 was as follows:
	Ordinary Income	Long-Term Gain	Return of Capital	Total Distributions
Daily Income Fund	$10,057,835	$—	$—	$10,057,835
Short-Term Gov. Securities Fund	$1,848,507	$—	$—	$1,848,507
Short-Term Bond Fund	$16,703,009	$—	$—	$16,703,009
Intermediate Bond Fund	$4,927,834	$—	$—	$4,927,834
Stock Index Fund	$2,693,985	$123,999	$—	$2,817,984
Value Fund	$12,306,418	$79,981,347	$—	$92,287,765
Growth Fund	$—	$23,481,037	$—	$23,481,037
International Equity Fund	$975,357	$1,361,835	$—	$2,337,192
Small-Company Stock Fund	$—	$12,490,919	$—	$12,490,919

Notes to Financial Statements

Notes to Financial Statements  |   (Continued)
Tax character of distributions paid in 2023 was as follows:
	Ordinary Income	Long-Term Gain	Return of Capital	Total Distributions
Daily Income Fund	$9,394,022	$—	$—	$9,394,022
Short-Term Gov. Securities Fund	$1,549,864	$—	$—	$1,549,864
Short-Term Bond Fund	$15,029,963	$—	$—	$15,029,963
Intermediate Bond Fund	$4,248,715	$—	$—	$4,248,715
Stock Index Fund	$2,847,038	$245,021	$—	$3,092,059
Value Fund	$13,773,883	$45,978,261	$—	$59,752,144
Growth Fund	$—	$8,038,053	$—	$8,038,053
International Equity Fund	$1,289,663	$3,547,295	$—	$4,836,958
Small-Company Stock Fund	$161,045	$9,323,027	$—	$9,484,072
Amounts reflected in ordinary income include short-term gain distributions.
The tax character of distributable earnings/(accumulated losses) at December 31, 2024 was as follows:
	Undistributed Ordinary Income	Undistributed Long-Term Gain	Net Unrealized Appreciation/ Depreciation	Capital Loss Carryforward/ Late Year Loss Deferral	Other Book/Tax Differences	Total Distributable Earnings (Losses)
Daily Income Fund	$14,521	$—	$—	$(4,023)	$(24,888)	$(14,390)
Short-Term Gov. Securities Fund	$406	$—	$(658,921)	$(3,249,338)	$(9,291)	$(3,917,144)
Short-Term Bond Fund	$—	$—	$(1,147,673)	$(31,247,424)	$(62,732)	$(32,457,829)
Intermediate Bond Fund	$1,825	$—	$(7,698,413)	$(15,186,578)	$(7,012)	$(22,890,178)
Stock Index Fund	$376,729	$277,461	$246,184,984	$—	$(2,377,177)	$244,461,997
Value Fund	$114,742	$22,255,167	$437,949,668	$—	$(71,282)	$460,248,295
Growth Fund	$—	$8,666,088	$209,793,763	$—	$(20,813)	$218,439,038
International Equity Fund	$186,558	$178,064	$18,632,445	$—	$(15,367)	$18,981,700
Small-Company Stock Fund	$—	$3,826,209	$68,162,565	$—	$(50,419)	$71,938,355

The amounts reflected in the capital loss carryforward/late year loss deferral column in the table above represent capital loss carryforwards with no expiration for Daily Income, Short-Term Government Securities, Short-Term Bond, and Intermediate Bond.
At December 31, 2024, the cost of securities for federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value was as follows:
	Tax Cost	Tax Appreciation	Tax Depreciation	Net Tax Appreciation (Depreciation)
Daily Income Fund	$226,145,614	$—	$—	$—
Short-Term Gov. Securities Fund	$57,668,018	$188,475	$(847,398)	$(658,923)
Short-Term Bond Fund	$433,405,650	$2,394,406	$(3,542,079)	$(1,147,673)
Intermediate Bond Fund	$147,357,489	$608,067	$(8,306,480)	$(7,698,413)
Value Fund	$571,307,640	$456,048,880	$(18,099,212)	$437,949,668
Growth Fund	$181,638,386	$213,090,963	$(3,297,198)	$209,793,765
International Equity Fund	$67,273,234	$22,749,021	$(4,112,262)	$18,636,759
Small-Company Stock Fund	$170,505,038	$81,365,352	$(13,202,787)	$68,162,565

The difference between book basis and tax basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales. Net unrealized appreciation/(depreciation) of Stock Index Fund in the Master Portfolio consists of an allocated portion of the portfolio’s unrealized appreciation/(depreciation). For information pertaining to the unrealized appreciation/(depreciation) for the Master Portfolio, please refer to the Appendix of this report.
Notes to Financial Statements

Notes to Financial Statements  |   (Continued)
4.    Investment Transactions
Purchases and proceeds from sales of securities, other than short-term and U.S. Government securities, for the period ended December 31, 2024, were as follows:
	Purchases	Proceeds from Sale
Short-Term Gov. Securities Fund	$14,890,190	$13,932,073
Short-Term Bond Fund	$208,378,212	$184,021,533
Intermediate Bond Fund	$34,752,822	$30,948,186
Value Fund	$140,183,924	$202,630,510
Growth Fund	$70,662,515	$96,163,253
International Equity Fund	$11,392,116	$10,484,171
Small-Company Stock Fund	$41,067,051	$72,535,344
Purchases and proceeds from sales of long-term U.S. Government securities, for the period ended December 31, 2024, were as follows:
	Purchases	Proceeds from Sale
Short-Term Gov. Securities Fund	$245,190,553	$247,359,694
Short-Term Bond Fund	$1,181,051,363	$1,222,267,028
Intermediate Bond Fund	$152,827,349	$141,204,698
5.    Related Parties
The investment management agreements between Homestead Funds, with respect to each Fund (other than the Stock Index Fund), and Homestead Advisers, an indirect, wholly-owned subsidiary of the National Rural Electric Cooperative Association (“NRECA”), provide for an annual investment management fee, that also provides for certain administrative services to the Funds, which is computed daily and paid monthly, based on each Fund’s average daily net assets, at the following annualized rates:
Management Fee
Daily Income Fund	0.40% of average daily net assets
Short-Term Gov. Securities Fund	0.45% of average daily net assets
Short-Term Bond Fund	0.60% of average daily net assets up to $500 million
0.50% of average daily net assets up to next $500 million
0.40% of average daily net assets in excess of $1 billion
Intermediate Bond Fund	0.60% of average daily net assets up to $500 million
0.50% of average daily net assets up to next $500 million
0.45% of average daily net assets in excess of $1 billion
Value Fund	0.65% of average daily net assets up to $200 million
0.50% of average daily net assets up to next $200 million
0.40% of average daily net assets in excess of $400 million
Growth Fund	0.65% of average daily net assets up to $250 million
0.60% of average daily net assets in excess of $250 million
International Equity Fund	0.75% of average daily net assets up to $300 million
0.65% of average daily net assets up to next $100 million
0.55% of average daily net assets up to next $100 million
0.50% of average daily net assets in excess of $500 million
Small-Company Stock Fund	0.85% of average daily net assets up to $200 million
0.75% of average daily net assets in excess of $200 million
Homestead Financial Services Corp., a wholly-owned, indirect subsidiary of NRECA, is the distributor and principal underwriter for Homestead Funds and does not receive any commissions or other compensation for the services it provides.
Notes to Financial Statements

Notes to Financial Statements  |   (Continued)
Invesco Advisers, Inc. ("Invesco") is the sub-advisor of the Daily Income Fund. T. Rowe Price Associates, Inc. (“T. Rowe”) is the sub-advisor for the Growth Fund and Harding Loevner LP (“Harding”) is the sub-advisor for the International Equity Fund. The sub-advisors select, buy, and sell securities under the supervision and oversight of Homestead Advisers and the Board of Directors. Homestead Advisers pays the sub-advisors from the fees it receives from the Funds.
Homestead Advisers serves as the administrator for the Stock Index Fund pursuant to an Administrative Services Agreement with the fund, under which Homestead Advisers provides certain administrative services to the Fund. Pursuant to this agreement, Homestead Advisers receives a fee of 0.25% of the Fund's average daily net assets. In addition, the Stock Index Fund is allocated a management fee from the Master Portfolio, calculated daily at an annual rate of 0.01% of its average daily net assets. This fee includes advisory, custody, and administrative fees provided by the Master Portfolio on behalf of its investors. The financial information for the Master Portfolio is included in the Appendix.
Homestead Advisers has agreed, as part of the Expense Limitation Agreement entered into with Homestead Funds effective May 1, 2024, with respect to each Fund, except for the International Equity Fund, for which the Expense Limitation Agreement was eliminated on September 23, 2023, to waive its management fee and/or reimburse all Fund operating expenses, excluding certain non-recurring expenses, such as interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with generally accepted accounting principles, expenses not incurred in the ordinary course of business, or, in the case of each Fund other than the Stock Index Fund, fees and expenses associated with an investment in another investment company or any company that would be an investment company under Section 3(a) of the Act, but for the exceptions to that definition provided for in Sections 3(c)(1) and 3(c)(7) of the Act, which in any year exceed 0.60% of the average daily net assets of the Daily Income Fund, 0.75% of the average daily net assets of the Short-Term Government Securities and Stock Index Funds; 0.80% of the average daily net assets of the Short-Term Bond and Intermediate Bond Funds; 1.00% of the average daily net assets of the Growth Fund; 1.25% of the average daily net assets of Value Fund, and 1.50% of the average daily net assets of Small-Company Stock Fund.  The Expense Limitation Agreements were renewed for the period of May 1, 2025 through April 30, 2026.
Pursuant to the Expense Limitation Agreement, management fees waived for the period ended December 31, 2024 amounted to $74,892 for Short-Term Government Securities Fund and $76,170 for Intermediate Bond Fund.
Under a Deferred Compensation Plan (the “Plan”), Independent Directors or Trustees of the Funds may elect to defer receipt of all or a specified portion of their compensation. Deferred amounts are credited with the earnings and losses equal to those made as if the deferred amounts were invested in one or more of the Funds, as designated by each participating Independent Director / Trustee. Deferred amounts remain in the Funds until distributed in accordance with the Plan. The liability is reflected as Independent Director / Trustee's deferred compensation on the Statement of Assets and Liabilities and the expense is included in Director, Trustee and Board meeting expenses on the Statement of Operations.
As of December 31, 2024, one shareholder of record, an omnibus account, held approximately 13% of the net assets of the Small-Company Stock Fund. No other shareholders, including omnibus accounts, held more than 10% of the outstanding shares of any of the Funds.
6.    Segment Reporting
The Funds adopted Financial Accounting Standards Board Updated 2023-7, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period.  The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect the Funds' financial position or results of operations.
Topic 280 defines an operating segment as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.  The Chief Executive Officer acts as each Fund's CODM and is responsible for assessing performance and allocating resources with respect to each Fund.  The CODM assesses the operating results of each Fund as a whole and each Fund has a single investment strategy as disclosed in its prospectus, therefore, each Fund represents a single operating segment.
Each Fund generates revenue from investments in portfolio securities.  The CODM uses the Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights, which is consistent with that presented in the Funds’ financial statements, along with each Fund's benchmark index, to assesses performance and reallocate resources.  The net income and significant segment expenses for each Fund are reflected in the Statement of Operations.  Segment assets are total assets of each Fund, which is disclosed in the Statement of Assets and Liabilities.
Notes to Financial Statements

Notes to Financial Statements  |   (Continued)
7.    Capital Share Transactions
As of December 31, 2024, unlimited shares of $.01 par value capital shares are authorized for Intermediate Bond Fund; 500 million shares are authorized for Daily Income Fund, 200 million shares for Short-Term Bond Fund, and 100 million shares for Short-Term Government Securities Fund, Stock Index  Fund, Value Fund, Growth Fund, International Equity Fund, and Small-Company Stock Fund. Transactions in capital shares were as follows:
	Shares Sold	Shares Issued In Reinvestment of Dividends	Total Shares Issued	Total Shares Redeemed	Net Increase (Decrease)
Year Ended December 31, 2024
In Dollars
Daily Income Fund	$71,456,053	$10,001,239	$81,457,292	$(75,623,161)	$5,834,131
Short-Term Government Securities Fund	$8,481,965	$1,822,069	$10,304,034	$(10,485,130)	$(181,096)
Short-Term Bond Fund	$35,049,539	$16,201,844	$51,251,383	$(64,418,572)	$(13,167,189)
Intermediate Bond Fund	$25,010,542	$4,905,576	$29,916,118	$(15,687,497)	$14,228,621
Stock Index Fund	$28,047,569	$2,716,347	$30,763,916	$(43,890,763)	$(13,126,847)
Value Fund	$51,387,298	$90,018,814	$141,406,112	$(122,023,885)	$19,382,227
Growth Fund	$29,660,949	$23,215,845	$52,876,794	$(53,717,735)	$(840,941)
International Equity Fund	$7,884,447	$2,201,759	$10,086,206	$(9,248,480)	$837,726
Small-Company Stock Fund	$12,376,099	$12,003,645	$24,379,744	$(40,293,980)	$(15,914,236)

In Shares
Daily Income Fund	71,456,053	10,001,239	81,457,292	(75,623,161)	5,834,131
Short-Term Government Securities Fund	1,708,419	367,037	2,075,456	(2,113,817)	(38,361)
Short-Term Bond Fund	7,124,497	3,297,407	10,421,904	(13,122,123)	(2,700,219)
Intermediate Bond Fund	5,490,613	1,075,143	6,565,756	(3,443,421)	3,122,335
Stock Index Fund	713,509	62,918	776,427	(1,115,124)	(338,697)
Value Fund	960,236	1,719,943	2,680,179	(2,285,414)	394,765
Growth Fund	1,676,319	1,222,651	2,898,970	(3,090,688)	(191,718)
International Equity Fund	807,165	225,873	1,033,038	(944,511)	88,527
Small-Company Stock Fund	462,519	437,300	899,819	(1,524,592)	(624,773)
Notes to Financial Statements

Notes to Financial Statements  |   (Continued)
	Shares Sold	Shares Issued In Reinvestment of Dividends	Total Shares Issued	Total Shares Redeemed	Net Increase (Decrease)
Year Ended December 31, 2023
In Dollars
Daily Income Fund	$91,436,242	$9,320,251	$100,756,493	$(86,859,683)	$13,896,810
Short-Term Government Securities Fund	$5,975,005	$1,502,446	$7,477,451	$(18,906,906)	$(11,429,455)
Short-Term Bond Fund	$25,397,875	$14,603,095	$40,000,970	$(82,446,590)	$(42,445,620)
Intermediate Bond Fund	$15,603,846	$4,120,588	$19,724,434	$(25,133,910)	$(5,409,476)
Stock Index Fund	$16,490,660	$2,995,977	$19,486,637	$(31,494,484)	$(12,007,847)
Value Fund	$30,752,049	$57,900,715	$88,652,764	$(116,479,917)	$(27,827,153)
Growth Fund	$20,008,692	$7,992,962	$28,001,654	$(42,421,404)	$(14,419,750)
International Equity Fund	$6,214,052	$4,566,888	$10,780,940	$(13,484,464)	$(2,703,524)
Small-Company Stock Fund	$8,337,296	$9,152,326	$17,489,622	$(39,199,297)	$(21,709,675)

In Shares
Daily Income Fund	91,436,242	9,320,251	100,756,493	(86,859,683)	13,896,810
Short-Term Government Securities Fund	1,218,591	306,713	1,525,304	(3,858,364)	(2,333,060)
Short-Term Bond Fund	5,246,903	3,016,096	8,262,999	(16,990,521)	(8,727,522)
Intermediate Bond Fund	3,476,272	914,760	4,391,032	(5,600,768)	(1,209,736)
Stock Index Fund	525,259	87,783	613,042	(1,006,990)	(393,948)
Value Fund	654,355	1,203,527	1,857,882	(2,465,323)	(607,441)
Growth Fund	1,530,495	543,739	2,074,234	(3,282,620)	(1,208,386)
International Equity Fund	653,261	479,816	1,133,077	(1,426,457)	(293,380)
Small-Company Stock Fund	341,892	366,088	707,980	(1,632,820)	(924,840)
8.    Principal Risks
Investing in the Funds involves risks which include, but are not limited to, those listed below.  The below risks, and other risks applicable to the Funds are further described in the Funds' Prospectus and Statement of Additional Information.
Asset-Backed and Mortgage-Backed Securities Risk The risk that defaults, or perceived increases in the risk of defaults, on the obligations underlying asset-backed and mortgage-backed securities, including mortgage pass-through securities and collateralized mortgage obligations (“CMOs”), significant credit downgrades and illiquidity may impair the value of the securities. These securities also present a higher degree of prepayment risk (when repayment of principal occurs before scheduled maturity resulting in the Fund having to reinvest proceeds at a lower interest rate) and extension risk (when rates of repayment of principal are slower than expected, which may lock in a below-market interest rate, increase the security’s duration, and reduce the value of the security) than do other types of fixed income securities. Enforcing rights against the underlying assets or collateral may be difficult, and the underlying assets or collateral may be insufficient if the issuer defaults.
Debt Securities Risk--Credit Risk The risk that an issuer or counterparty will fail to pay its obligations to the Fund when they are due. As a result, the Fund’s income might be reduced, the value of the Fund’s investment might fall, and/or the Fund could lose the entire amount of its investment. Changes in the financial condition of an issuer or counterparty, changes in specific economic, social or political conditions that affect a particular type of security or other instrument or an issuer, and changes in economic, social or political conditions generally can increase the risk of default by an issuer or counterparty, which can affect a security’s or other instrument’s credit quality or value and an issuer’s or counterparty’s ability to pay interest and principal when due.
Debt Securities Risk--Interest Rate Risk The risk that debt instruments will change in value because of actual or expected changes in interest rates. The value of an instrument with a longer duration (whether positive or negative) will be more sensitive to changes in interest rates than a similar instrument with a shorter duration. Bonds and other debt instruments typically have a positive duration, which means the value of the debt instrument will generally decline if interest rates increase. The value of debt instruments will also generally decline if inflation increases because the purchasing power of the future income and repaid principal is expected to be worth less when received by the Fund. Inflation rates may change frequently and significantly as a result of changes in the domestic or global economy or changes in fiscal or monetary policies.
Notes to Financial Statements

Notes to Financial Statements  |   (Continued)
Currency Risk Foreign currencies may experience steady or sudden devaluation relative to the U.S. dollar or other currencies, adversely affecting the value of the Fund’s investments. The value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. Because the Fund’s net asset value is determined on the basis of U.S. dollars, if the local currency of a foreign market depreciates against the U.S. dollar, you may lose money even if the foreign market prices of the Fund’s holdings rise.
Equity Securities Risk Equity securities generally have greater price volatility than fixed-income securities. The market price of equity securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting the issuer, equity securities markets generally, particular industries represented in those markets or the issuer itself.
Foreign Risk A fixed-income Fund may invest in U.S. dollar-denominated debt securities of foreign issuers. These securities (also known as Yankee Bonds) may respond negatively to adverse foreign political or economic developments. Certain countries have recently experienced (or currently are expected to experience) negative interest rates on certain fixed-income securities, and similar interest rate conditions may be experienced in other regions. Investments in fixed-income securities with very low or negative interest rates may magnify the Fund’s susceptibility to interest rate risk and diminish yield and performance, and such investments may be subject to heightened volatility and reduced liquidity. An equity Fund may invest in foreign equity securities. Foreign securities may exhibit more extreme changes in value than securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. To the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.
Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments and may exhibit more extreme changes in value than securities of U.S. companies. In the case of foreign companies not registered in the U.S., there is generally less publicly available information regarding the issuer. These conditions may have an impact on rating organizations’ and a Fund manager’s ability to accurately assess and monitor an issuer’s financial condition.
In addition, foreign companies often are not subject to the same degree of regulation as U.S. companies. Reporting, legal, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. The securities of some non-U.S. entities are less liquid and at times more volatile than securities of comparable U.S. entities, and could become subject to sanctions or embargoes that adversely affect the Fund’s investment. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect the Fund’s investments in a foreign country. In the event of nationalization, expropriation or other confiscation, the Fund could lose its entire investment. Investments in emerging market countries are likely to involve significant risks. These countries are generally more likely to experience political and economic instability.
Because non-U.S. securities are typically denominated and traded in currencies other than the U.S. dollar, the value of the Fund’s assets, to the extent they are non-U.S. dollar denominated, may be affected favorably or unfavorably by currency exchange rates, exchange control regulations, and restrictions or prohibitions on the repatriation of non-U.S. currencies.
Growth Style Risk The risk that returns on stocks within the growth style in which the Fund invests will trail returns of stocks representing other styles or the market overall over any period of time and may shift in and out of favor with investors generally, sometimes rapidly, depending on changes in market, economic, and other factors. Growth stocks can be volatile, as these companies usually invest a high portion of earnings in their business and therefore may lack the dividends of value stocks that can cushion stock prices in a falling market. Also, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth.
Index Fund Risk An index fund has operating and other expenses while an index does not. As a result, while a fund will attempt to track its underlying index as closely as possible, it will tend to underperform the index to some degree over time. If an index fund is properly correlated to its stated index, the Fund will perform poorly when the index performs poorly.
Investments in Small- and Mid-Sized Companies Risk Investment in smaller and medium-sized companies may involve greater risk than investment in larger, more established companies. Their common stock and other securities may trade less frequently and in limited volume. Some securities of smaller issuers may be illiquid or may be restricted as to resale. Accordingly, the prices of such securities are generally more sensitive to purchase and sale transactions and tend to be more volatile than the prices of securities of companies with larger market capitalizations. Because of this, if a Fund wishes to sell a large quantity of a small or medium-sized company’s shares, it may have to sell at a lower price than it believes is reflective of the value of the shares, or it may have to sell in smaller quantities than desired and over a period of time. These companies may face greater business risks because they lack the management depth or experience, financial resources, product diversification or
Notes to Financial Statements

Notes to Financial Statements  |   (Continued)
competitive strengths of larger companies, and they may be more adversely affected by poor economic conditions. There may be less publicly available information about smaller companies than larger companies. In addition, these companies may have been recently organized and may have little or no track record of success. Small company stocks, as a group, tend to go in and out of favor based on economic conditions and market sentiment, and during certain periods will perform poorly relative to other types of investments, including larger company stocks. Generally, the smaller the company size, the greater these risks become.
Market Risk The risk that markets will perform poorly or that the returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of investments. Markets may experience periods of high volatility and reduced liquidity in response to governmental policies, actions or intervention, political, economic or market developments such as tariffs, or other external factors, such as outbreaks of infectious illnesses or other widespread public health issues, outbreaks of war or sanctions in response to military incursions and natural disasters such as floods, droughts, fires, extreme storms, earthquakes or volcanic eruptions. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, and potentially at unfavorable prices. Certain securities may be difficult to value during such periods.
Money Market Fund Risk Although the Daily Income Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of Money market funds can fall below the $1.00 share price. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not rely on or expect that the sponsor will enter into support agreements or take other actions to provide financial support to the Fund or maintain the Fund’s $1.00 share price at any time, including during periods of market stress. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility. While the Board of Directors may implement procedures to impose a fee upon the sale of your shares if the Board determines it is in the best interest of the Fund, the Board has not elected to do so at this time.
Value Style Risk The risk that returns on stocks within the value style in which the Fund invests will trail returns of stocks representing other styles or the market overall over any period of time and may shift in and out of favor with investors generally, sometimes rapidly, depending on changes in market, economic, and other factors. Investments in value securities may be subject to risks that (1) the issuer's potential business prospects will not be realized; (2) their potential values will never be recognized by the market; and (3) their value was appropriately priced when acquired and they do not perform as anticipated.
9.    Subsequent Events
Management has evaluated the impact of all subsequent events through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in these financial statements.
Notes to Financial Statements

Other Tax Information (Unaudited)

The following information for the year ended December 31, 2024, is provided pursuant to provisions of the Internal Revenue Code.
The Funds designate the following percentages of dividends declared from net investment income as qualified dividend income for individuals, as dividends received deduction for corporations, and from Real Estate Investment Trusts (REIT):
Fund	Qualified Dividend Income for Individuals	Dividends Received Deduction for Corporations	REIT Income
Daily Income Fund	0%	0%	0%
Short-Term Government Securities Fund	0%	0%	0%
Short-Term Bond Fund	0%	0%	0%
Intermediate Bond Fund	0%	0%	0%
Stock Index Fund	93%	93%	4%
Value Fund	90%	90%	6%
Growth Fund	0%	0%	0%
International Equity Fund	94%	94%	0%
Small-Company Stock Fund	0%	0%	0%

The Funds designate the following amounts as short-term and long-term capital gains distributed during the year ended December 31, 2024.
Fund	Record Date	Distributions of Short-Term Capital Gains	Distributions of Long-Term Capital Gains
Stock Index Fund	6/27/2024	$0.0185	$0.0156
Stock Index Fund	12/13/2024	$0.0739	$0.0042
Value Fund	6/27/2024	$0.0022	$0.7747
Value Fund	12/13/2024	$-	$3.5251
Growth Fund	6/27/2024	$-	$0.1719
Growth Fund	12/13/2024	$–	$0.9893
International Equity Fund	6/27/2024	$–	$0.1390
International Equity Fund	12/13/2024	$–	$1.2879
Small-Company Stock Fund	6/27/2024	$–	$0.0503
Small-Company Stock Fund	12/13/2024	$–	$0.1027
The International Equity Fund designates $0.02505 per share as foreign taxes paid and $0.1287 per share as income earned from foreign sources.

                Other Tax Information

Changes In and Disagreements With Accountants (Unaudited)

There were no changes in or disagreements with accountants during the period.

Proxy Disclosures (Unaudited)

There were no matters submitted to a vote of shareholders during the period.

Renumeration Paid to Directors, Officers, and Others (Unaudited)

See Directors, Officers, and Board meeting expenses in the statement of operations in the financial statements.

Basis For the Board's Approval of Investment Advisory Contracts (Unaudited)

Board Considerations in Approving the Investment Management and Sub-Advisory Agreements
Homestead Funds, Inc. (the “Corporation”) and Homestead Funds Trust (the “Trust”, and together with the Corporation, “Homestead”) have each entered into investment management agreements (the “Investment Management Agreements”) with Homestead Advisers Corp. (“Homestead Advisers”), pursuant to which Homestead Advisers is responsible for the day-to-day management of the following series of the Corporation: the Daily Income Fund, the Short-Term Government Securities Fund, the Short-Term Bond Fund, the Value Fund, the Growth Fund, the International Equity Fund and the Small-Company Stock Fund and the following series of the Trust: the Intermediate Bond Fund (each series, a “Fund” and, collectively, the “Funds”).  (Homestead Advisers serves as an administrator to the Stock Index Fund pursuant to an administrative services agreement with that Fund and does not currently serve as the Fund's investment adviser.) Homestead Advisers has entered into subadvisory agreements (the “Sub-advisory Agreements” and, together with the Investment Management Agreements, the “Agreements”) with T. Rowe Price Associates, Inc. (“T. Rowe Price”), Harding Loevner LP (“Harding Loevner”) and Invesco Advisers, Inc. (“Invesco”), on behalf of the Growth Fund, the International Equity Fund, and the Daily Income Fund, respectively, pursuant to which T. Rowe Price, Harding Loevner, and Invesco are responsible for the day-to-day management of the assets of such Funds.  Each of Homestead Advisers, T. Rowe Price, Harding Loevner, and Invesco is an “Adviser” and are collectively referred to as the “Advisers.”
The Board of Directors of the Corporation and the Board of Trustees of the Trust (together, the “Board” and their members, “Directors”) held a joint video conference meeting on August 6, 2024 (the “August Meeting”), at which they gave preliminary consideration to information bearing on the consideration of the Agreements.  The Independent Directors, who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Funds (the “Independent Directors”), and their independent legal counsel had previously met separately in an executive session held via video conference on August 2, 2024 (the “August Executive Session”), to discuss the materials received.  During the August Executive Session the Independent Directors also reviewed and discussed with their independent legal counsel various key aspects of the Independent Directors’ legal responsibilities relating to the proposed continuation of the Agreements, as addressed in a memorandum prepared by independent legal counsel and provided in advance of the meeting.  Following the August Executive Session and the August Meeting, the Independent Directors requested certain supplemental information from each Adviser.  At its regularly scheduled quarterly meeting held in person on October 1-2, 2024 (the “October Meeting”), following the receipt of additional information and discussion at an executive session of the Independent
Directors and independent counsel to the Independent Directors, at which no representative of the Advisers were present initially, but joined subsequently by invitation, the Board, with the Independent Directors voting separately, approved the continuation of the Agreements with respect to the Funds for an additional one-year period.
Prior to the August Meeting, the Independent Directors requested that the Advisers provide the Board information they deemed reasonably necessary for their consideration of the Agreements.  Pursuant to this request, the Advisers provided the Board with, and the Board, including the Independent Directors, considered and discussed, information regarding, among other things:
•	The level of the advisory fees that Homestead Advisers charges a Fund compared with the fees charged to comparable mutual funds and compared with those of Homestead Advisers’ non-investment company clients and the level of subadvisory fees that T. Rowe Price, Harding Loevner and Invesco receive with respect to the Growth Fund, the International Equity Fund and the Daily Income Fund, respectively, and compared with the advisory and/or subadvisory fees charged by T. Rowe Price, Harding Loevner and Invesco to other clients;
•	Each Fund’s overall fees and operating expenses compared with similar mutual funds;
•	Each Fund’s performance compared with similar mutual funds;
•	The investment management and other services the Advisers provide the Funds, including each Adviser’s compliance program;
•	The Advisers’ investment management personnel; and
•	Homestead Advisers’ financial condition and profitability in connection with managing the Funds.
The Board also reviewed information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an information service provider unaffiliated with the Advisers, comparing each Fund’s advisory fee rate, net total expenses, operating expenses and performance to those of other similar open-end funds selected by Broadridge.
The Board also met over the course of the year with investment advisory personnel from Homestead Advisers and regularly reviewed detailed information, presented both orally and in writing, regarding the investment program, performance and operations of each Fund.  The Advisers also presented additional information to the Board regarding the Funds.  The Board then considered whether any further discussion or review was necessary, concluding that the information reviewed by the Board and the Independent Directors and their independent counsel prior to and at the October Meeting provided a sufficient basis for taking action on the continuation of the Agreements with respect to each Fund for an additional year.

Basis For the Board's Approval of Investment Advisory Contracts (Unaudited) (Continued)
Accordingly, the Board’s determination to approve the continuance of the Agreements was made on the basis of each Director’s business judgment after an evaluation of the information provided to the Board, both at the August and October Meetings and at prior meetings.  In reaching their determinations relating to the continuation of the Agreements, the Board, including the Independent Directors, considered all factors they believed relevant, including the factors discussed below.  Individual Directors may have attributed different weights to the various factors and assigned various degrees of materiality to information received in connection with the approval process.  No single factor was determined to be decisive. In particular, the Board focused on the following:
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services the Advisers provide to the applicable Funds and the resources the Advisers dedicate to the Funds.  In this regard, the Board evaluated, among other things, each Adviser’s personnel, experience, track record, compliance program and, with respect to Homestead Advisers, oversight of the Funds’ other service providers, including T. Rowe Price, Harding Loevner and Invesco in their capacity as subadvisers to the Growth Fund, the International Equity Fund and the Daily Income Fund, respectively.  The Board considered information concerning the investment philosophy and investment processes used by the Advisers in managing the Funds.  In this context, the Board also considered the managerial and financial resources available to the Advisers, and concluded that they would be sufficient to meet any reasonably foreseeable obligations under the current Agreements.  The Board considered each Adviser’s assessment of its ability to attract and retain capable personnel and succession planning processes with respect to the leadership of the Funds’ portfolio management teams.  The Board considered the quality of the services provided by the Advisers and the quality of the resources available to the Funds.  The Board further considered each Adviser’s experience and reputation and the professional qualifications of its personnel.  The Board noted, in particular, that Homestead Advisers had made significant enhancements to its investment team in recent years and had made additional investments in personnel and technology to service existing shareholders in recent years.
The Board also considered that the Investment Management Agreements require Homestead Advisers to oversee the administration of all aspects of the Funds’ business and affairs and to provide certain services required for effective administration of the Funds.
On the basis of these considerations as well as others and in the exercise of their business judgment, the Board concluded that the nature, extent and quality of services provided by the Advisers to the Funds supported the continuation of the Agreements for an additional one-year period.
Investment Performance of the Funds. The Board reviewed reports provided by Broadridge that compared each Fund’s performance record (trailing annualized net total returns) for the one-, three-, five- and ten-year periods ended March 31, 2024, as applicable, against a group of funds within a category as assigned by Morningstar, Inc. (a “Peer Group”) and the Fund’s relevant benchmark index for the same time periods.  In addition, the Board reviewed Morningstar Direct reports that compared each Fund’s performance record for the one-, three-, five- and ten-year periods ended June 30, 2024, as applicable, against each Fund’s benchmark index and/or Peer Group, as applicable.  The Board also considered Homestead Advisers’ and the Subadvisers’ performance and reputation generally, and Homestead Advisers’ evaluation of the Subadvisers’ contribution to each Fund’s broader investment mandate.
In the case of each Fund that had performance that lagged that of its Peer Group or benchmark for certain (although not necessarily all) periods, the Board concluded that other factors relevant to performance supported continuation of the advisory arrangements.  These factors included, among other factors, that the Fund’s more recent or long-term performance, as applicable, was competitive when compared to relevant performance benchmarks or peer groups.  The Board also noted that there had been meetings with members of each Fund’s portfolio management team on a regular basis during the prior year to discuss each Fund’s performance and related matters.
With respect to each Fund, the Board concluded that the Fund’s performance (including absolute performance and, where applicable, outperformance of peers and relevant benchmarks over long-term periods) and/or other relevant factors supported continuation of the Agreements.
Among other information, the Board took into account the following information regarding each individual Fund’s performance:
Daily Income Fund
The Board noted that the Fund underperformed its benchmark index for the one-, three-, five- and ten-year periods ended March 31, 2024.  (The Daily Income Fund does not have an official benchmark index as it is a money-market fund. For comparison purposes, the Broadridge Report for this Fund includes performance of a three-month treasury bill index, which Homestead Advisers believes provides a useful comparison for the Fund.)  The Board considered that the Fund underperformed the median of the Fund’s Peer Group for the one-, three-, five- and ten-year periods ended March 31, 2024.  The Board observed Homestead Advisers’ statement that the Fund’s net performance disparity is reasonable in light of differences in the Fund’s size, composition and expenses relative to peers, including funds that are not government money-market funds that invest in securities other than government securities that often have higher potential yield than government securities.

Basis For the Board's Approval of Investment Advisory Contracts (Unaudited) (Continued)
Short-Term Government Securities Fund
The Board noted that the Fund outperformed its benchmark index for the one- and three-year periods and underperformed its benchmark index for the five- and ten-year periods ended March 31, 2024.  The Board considered that the Fund outperformed the median of the Fund’s Peer Group for the one-, three-, five- and ten-year periods ended March 31, 2024.
Short-Term Bond Fund
The Board noted that the Fund outperformed its benchmark index for the one-, three- and five-year periods and underperformed its benchmark index for the ten-year period ended March 31, 2024.  The Board considered that the Fund underperformed the median of the Fund’s Peer Group for the one-, three-, five- and ten-year periods ended March 31, 2024.
Intermediate Bond Fund
The Board noted that the Fund outperformed its benchmark index for the one- and three-year periods ended March 31, 2024.  The Board considered that the Fund outperformed the median of the Fund’s Peer Group for the one- and three-year periods ended March 31, 2024.
Value Fund
The Board noted that the Fund outperformed its benchmark index for the one-, three-, five- and ten-year periods ended March 31, 2024.  The Board considered that the Fund outperformed the median of the Fund’s Peer Group for the one-, three-, five- and ten-year periods ended March 31, 2024.
Growth Fund
The Board noted that the Fund outperformed its benchmark index for the one-year period and underperformed its benchmark index for the three-, five- and ten-year periods ended March 31, 2024.  The Board considered that the Fund underperformed the median of the Fund’s Peer Group for the three- and five-year periods and outperformed the median for the one- and ten-year periods ended March 31, 2024.
International Equity Fund
The Board noted that the Fund underperformed its benchmark index for the one- and three-year periods and outperformed its benchmark index for the five- and ten-year periods ended March 31, 2024. The Board considered that the Fund underperformed the median of the Fund’s Peer Group for the one- and ten-year periods and outperformed the median for the three- and five-year periods ended March 31, 2024.
Small-Company Stock Fund
The Board noted that the Fund outperformed its benchmark index for the one-, three-, five- and ten-year periods ended March 31, 2024.  The Board considered that the Fund outperformed the median of the Fund’s Peer Group for the one-, three- and five-year periods and underperformed the median for the ten-year period ended March 31, 2024.
Comparative Fees and Expense Ratios. The Board reviewed comparative fees and the costs of services provided under each of the Agreements.  The Board considered the net total expense ratio, contractual advisory fees, net operating expense ratio and other expense information for each Fund provided by Broadridge as compared against the Fund’s peer group identified by Morningstar, Inc. (“Expense Group”). The Board noted that the Funds are not currently subject to Rule 12b-1 fees and that the expense information provided by Broadridge included comparisons of the Funds’ net total expense ratios with those of their Expense Group peers both inclusive and exclusive of 12b-1 fees.
The Board concluded that the fees payable by the Funds to Homestead Advisers are reasonable in relation to the nature and quality of the services provided.  In reaching this conclusion, the Board compared the fees payable by the Funds to the fees paid by other mutual funds that are in the same Expense Group.  The Board also considered the fees Homestead Advisers receives from, and the scope of services it provides to, other Homestead Advisers clients, including its separate account and unified managed account clients, noting the significantly broader scope of services that Homestead Advisers provides to the Funds as compared to the other types of clients.  In reaching their conclusion, the Board also took into account the costs and risks assumed by Homestead Advisers in connection with launching and maintaining publicly-offered mutual funds, and how those costs and risks differ from those associated with other components of Homestead Advisers’ business.  The Board also considered the high level of customer service Homestead Advisers provides to shareholders including through its offered asset allocation, financial planning tools, model portfolio offerings and related services.  The Board further considered the financial wellness resources including a workbook and topical explanatory videos that Homestead Advisers produces for shareholders of the Homestead Funds and Homestead Advisers’ plans for additional shareholder resources including a mobile app and financial wellness calculator. With respect to the total net expense ratios for certain of the Funds, the Board noted that the current net asset levels impacted the expense ratios for the Funds, and that expense ratios would be expected to decline as assets increase.
Among other information, the Board took into account the following information regarding particular Fund expense information:
Daily Income Fund
The Board noted that the Fund’s contractual management fee as of December 31, 2023 was above the median contractual management fee of the Expense Group and its total net expense ratio as of December 31, 2023 ranked in

Basis For the Board's Approval of Investment Advisory Contracts (Unaudited) (Continued)
the 5th quintile of the Fund’s Expense Group (excluding Rule 12b-1/non-12b-1 service fees).  The Board considered the effect of peer funds’ fee waivers on those funds’ fee levels as compared to the Fund’s.  The Board considered Homestead Advisers’ implementation of contractual fee caps (subject to certain excluded expenses).
The Board considered the fees paid to Invesco under the current Sub-advisory Agreement.  This information included comparison of the Daily Income Fund’s subadvisory fee to that charged by Invesco to other accounts with a similar investment objective to the Fund, as well as the current management fee paid to Homestead Advisers under the existing Investment Management Agreement.  The Board also took into account the anticipated demands, complexity and quality of the investment management of the Fund.  The Board noted that Homestead Advisers, and not the Fund, is responsible for paying the fees charged by Invesco.  The Board noted Homestead Advisers’ and Invesco’s representations about the services each provide to the Daily Income Fund.  Based on these and other considerations, the Board concluded that the subadvisory fee payable by Homestead Advisers to Invesco is reasonable in relation to the nature and quality of the services provided.
Short-Term Government Securities Fund
The Board noted that the Fund’s contractual management fee as of December 31, 2023 was below the median contractual management fee of the Expense Group and its total net expense ratio as of December 31, 2023 ranked in the 4th quintile of the Fund’s Expense Group (excluding Rule 12b-1/non-12b-1 service fees).  The Board considered Homestead Advisers’ implementation of contractual fee caps and fee waivers (subject to certain excluded expenses).
Short-Term Bond Fund
The Board noted that the Fund’s contractual management fee as of December 31, 2023 was above the median contractual management fee of the Expense Group and its total net expense ratio as of December 31, 2023 ranked in the 5th quintile of the Fund’s Expense Group (excluding Rule 12b-1/non-12b-1 service fees).  The Board also noted the Fund’s breakpoint fee schedule and considered Homestead Advisers’ implementation of contractual fee caps (subject to certain excluded expenses).
Intermediate Bond Fund
The Board noted that the Fund’s contractual management fee as of December 31, 2023 was above the median contractual management fee of the Expense Group and its total net expense ratio as of December 31, 2023 ranked in the 4th quintile of the Fund’s Expense Group (excluding Rule 12b-1/non-12b-1 service fees).  The Board also noted the Fund’s breakpoint fee schedule and considered Homestead Advisers’ implementation of contractual fee caps and fee waivers (subject to certain excluded expenses).
Value Fund
The Board noted that the Fund’s contractual management fee as of December 31, 2023 was below  the median contractual management fee of the Expense Group and its total net expense ratio as of December 31, 2023 ranked in the 1st quintile of the Fund’s Expense Group (excluding Rule 12b-1/non-12b-1 service fees).  The Board also noted the Fund’s breakpoint fee schedule and considered Homestead Advisers’ implementation of contractual fee caps (subject to certain excluded expenses).
Growth Fund
The Board noted that the Fund’s contractual management fee as of December 31, 2023 was below the median contractual management fee of the Expense Group and its total net expense ratio as of December 31, 2023 ranked in the 2nd quintile of the Fund’s Expense Group (excluding Rule 12b-1/non-12b-1 service fees).  The Board also noted the Fund’s breakpoint fee schedule and considered Homestead Advisers’ implementation of contractual fee caps (subject to certain excluded expenses). The Board further noted that as of April 1, 2023 the subadvisory fee paid by Homestead Advisers to T. Rowe Price was amended to include additional breakpoints which reduced the fees owed due to the current assets levels in the Fund.
The Board considered the fees paid to T. Rowe Price under the current Sub-advisory Agreement.  This information included comparison of the Growth Fund’s subadvisory fee to that charged by T. Rowe Price to other accounts with a similar investment objective to the Fund, as well as the current management fee paid to Homestead Advisers under the existing Investment Management Agreement.  The Board also took into account the anticipated demands, complexity and quality of the investment management of the Fund.  The Board noted that Homestead Advisers, and not the Fund, is responsible for paying the fees charged by T. Rowe Price.  The Board noted Homestead Advisers’ and T. Rowe Price’s representations about the services each provide to the Growth Fund.  Based on these and other considerations, the Board concluded that the subadvisory fee payable by Homestead Advisers to T. Rowe Price is reasonable in relation to the nature and quality of the services provided.
International Equity Fund
The Board noted that the Fund’s contractual management fee as of December 31, 2023 was below the median contractual management fee of the Expense Group and its total net expense ratio as of December 31, 2023 ranked in the 4th quintile of the Fund’s Expense Group (excluding Rule 12b-1/non-12b-1 service fees).  The Board also noted the Fund’s breakpoint fee schedule and considered that the Fund had a contractual fee cap and a fee waiver (subject to certain excluded expenses) during a portion of the period Broadridge reviewed. The Board noted that the contractual fee cap expired on September 23, 2023. The Board further

Basis For the Board's Approval of Investment Advisory Contracts (Unaudited) (Continued)
noted that as of April 1, 2023 the subadvisory fee paid by Homestead Advisers to Harding Loevner was reduced by 5 basis points to a flat fee of 0.50%.
The Board considered the fees paid to Harding Loevner under the current Sub-advisory Agreement.  This information included a representation from Harding Loevner that the subadvisory fees for its other clients are not materially different from the Fund’s subadvisory fee and are each individually negotiated.  The Board also took into account the anticipated demands, complexity and quality of the investment management of the Fund.  The Board noted that Homestead Advisers, and not the Fund, is responsible for paying the fees charged by Harding Loevner.  The Board noted Homestead Advisers’ and Harding Loevner’s representations regarding the services each provides to the International Equity Fund.  Based on these and other considerations, the Board concluded that the subadvisory fee payable by Homestead Advisers to Harding Loevner is reasonable in relation to the nature and quality of the services provided.
Small-Company Stock Fund
The Board noted that the Fund’s contractual management fee as of December 31, 2023 was one basis point above the median contractual management fee of the Expense Group and its total net expense ratio as of December 31, 2023 ranked in the 5th quintile of the Fund’s Expense Group (excluding Rule 12b-1/non-12b-1 service fees).  The Board considered the Fund’s lower net asset level in recent years, relative to previous years, which resulted in certain expenses being allocated across a smaller asset base.  The Board also noted the Fund’s breakpoint fee schedule and considered Homestead Advisers’ implementation of contractual fee caps (subject to certain excluded expenses).
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions regarding the Agreements, that the fees to be charged to each Fund were fair and reasonable, and that the anticipated costs of these services supported the approval of the Agreements.
Cost of Services and Profits Realized by the Advisers. The Board considered the cost of the services provided by Homestead Advisers.  The Board reviewed the information provided by Homestead Advisers concerning its profitability from the fees received from and the services provided to the Funds and the financial condition of Homestead Advisers for various past periods. The Board considered the profit margin information for Homestead Advisers’ investment company business as a whole, as well as Homestead Advisers’ profitability data for the Funds.  The Board reviewed Homestead Advisers’ assumptions and methods of cost allocation used in preparing Fund-specific profitability data. The Board also considered the basis for Homestead Advisers’ belief that its methods of allocation were reasonable.
The Board considered their discussion with representatives of Homestead Advisers about the fees being charged to the Funds and considered the other administrative, compliance and shareholder services provided by Homestead Advisers to the Funds.  The Board considered the Funds’ increased regulatory requirements.  The Board noted and discussed the additional services provided by Homestead Advisers to the Funds compared to other investment products managed by Homestead Advisers, and noted that, in the cases of the Growth Fund, the International Equity Fund and the Daily Income Fund, Homestead Advisers, and not the Fund, would pay the subadvisory fees to the subadvisers.  The Board determined that Homestead Advisers should be entitled to earn a reasonable level of profits for the services it provides to the Funds.  In light of the foregoing, the Board, including the Independent Directors, determined that the management fees were reasonable in relation to the wide array of services provided to the Funds.
The Board considered the compensation to be received by T. Rowe Price, Harding Loevner and Invesco from their relationship with the Growth Fund, the International Equity Fund and the Daily Income Fund, respectively, and considered the information on profitability provided by T. Rowe Price and Invesco. The Board noted that Homestead Advisers would continue to pay each subadviser from the management fees received from the Funds, and that the agreements were negotiated at arm’s length between Homestead Advisers and the subadvisers.
Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale for the benefit of each Fund’s shareholders. The Board also considered whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by Homestead Advisers in investment, trading, compliance and other resources. The Board noted that the Intermediate Bond Fund, Value Fund, Growth Fund, Small-Company Stock Fund, International Equity Fund and the Short-Term Bond Fund, include breakpoints in their fee schedules, though some Fund assets have not yet reached the necessary levels to qualify for a lower fee rate. The Board was satisfied that the current fee structure was appropriate at this time.
Fall-Out Benefits. Additionally, the Board considered “fall-out benefits” to the Advisers, such as research and reduced portfolio record keeping fees paid to a third party based on aggregate total assets firm wide.
CONCLUSION
On the basis of these considerations as well as others and in the exercise of their business judgment, on October 2, 2024 the Board, including the Independent Directors, voted unanimously to approve the continuation of the Agreements for an additional one-year period.

Appendix
S&P 500 Index Master Portfolio

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Renumeration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Renumeration paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 11.  Statement Regarding Basis for Approval of Investment Advisory Contract

Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's board of directors implemented after the Registrant last provided disclosure in response to this Item.

Item 16. Controls and Procedures

(a) The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of the filing date of this Form N-CSR and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

(a) Not applicable.

(b) Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required under Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Ex99CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) A certification by the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as Ex99.906CERT.

(101) Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HOMESTEAD FUNDS TRUST

By:/s/ Mark D. Santero

Mark D. Santero

President, Chief Executive Officer and Director (Principal Executive Officer)

Date: March 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:/s/ Mark D. Santero

Mark D. Santero

President, Chief Executive Officer and Director (Principal Executive Officer)

Date: March 7, 2025

By:/s/ Amy M. DiMauro

Amy M. DiMauro

Treasurer (Principal Financial and Accounting Officer)

Date: March 7, 2025